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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Madison Asset Management, LLC
Chief Legal Officer and Chief Compliance Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

Madison Funds®
Quarterly Portfolio Holdings Report
January 31, 2017

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON GOVERNMENT MONEY MARKET FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON COVERED CALL & EQUITY INCOME FUND
MADISON DIVIDEND INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON INVESTORS FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON INTERNATIONAL STOCK FUND

Madison Funds | January 31, 2017

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Alternative Funds - 2.1%
SPDR Gold Shares *		13,325	$1,539,703

Bond Funds - 60.8%
Baird Aggregate Bond Fund Institutional Shares		372,067	3,988,562
iShares 20+ Year Treasury Bond ETF		6,018	722,762
iShares 7-10 Year Treasury Bond ETF		56,415	5,926,396
iShares TIPS Bond Fund ETF		32,381	3,697,263
Madison Core Bond Fund Class Y (A)		1,525,716	15,104,591
Madison Corporate Bond Fund Class Y (A)		446,801	5,089,059
Metropolitan West Total Return Bond Fund Class I		102,248	1,077,693
PowerShares Senior Loan Portfolio		211,504	4,928,043
RidgeWorth Seix Floating Rate High Income Fund		51,370	450,000
Vanguard Long-Term Corporate Bond ETF		4,038	361,320
Vanguard Short-Term Corporate Bond ETF		28,110	2,238,118
			43,583,807
Foreign Stock Funds - 10.5%
iShares Core MSCI EAFE ETF		22,946	1,272,126
Vanguard FTSE All-World ex-U.S. ETF		75,736	3,484,613
Vanguard FTSE Emerging Markets ETF		4,880	184,659
Vanguard FTSE Europe ETF		36,333	1,793,397
WisdomTree Japan Hedged Equity Fund		16,026	799,217
			7,534,012
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class		1,158,290	1,158,290

Stock Funds - 24.5%
Energy Select Sector SPDR Fund		5,567	405,834
iShares Core S&P Mid-Cap ETF		10,903	1,833,557
Madison Dividend Income Fund Class Y (A)		163,853	3,816,133
Madison Investors Fund Class Y (A)		173,847	3,513,451
Madison Mid Cap Fund Class Y * (A)		122,137	1,101,677
SPDR S&P Regional Banking ETF		11,184	619,594
Vanguard Growth ETF		28,819	3,326,001
Vanguard Health Care ETF		5,491	714,599
Vanguard Information Technology ETF		6,151	779,578
Vanguard Value ETF		15,402	1,439,625
			17,550,049

TOTAL INVESTMENTS - 99.5% ( Cost $70,375,366 )			71,365,861
NET OTHER ASSETS AND LIABILITIES - 0.5%			344,334
TOTAL NET ASSETS - 100.0%			$71,710,195

*	Non-income producing.
(A)	Affiliated Company (see Note 6).
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Alternative Funds - 2.1%
SPDR Gold Shares *		26,090	$3,014,700

Bond Funds - 34.9%
Baird Aggregate Bond Fund Institutional Shares		548,088	5,875,508
iShares 20+ Year Treasury Bond ETF		11,737	1,409,614
iShares 7-10 Year Treasury Bond ETF		66,797	7,017,025
iShares Intermediate Credit Bond ETF		32,483	3,530,577
iShares TIPS Bond Fund ETF		31,580	3,605,804
Madison Core Bond Fund Class Y (A)		2,172,663	21,509,365
PowerShares Senior Loan Portfolio		240,002	5,592,046
Vanguard Long-Term Corporate Bond ETF		7,893	706,266
			49,246,205
Foreign Stock Funds - 18.0%
iShares Core MSCI EAFE ETF		51,179	2,837,364
Vanguard FTSE All-World ex-U.S. ETF		274,239	12,617,736
Vanguard FTSE Emerging Markets ETF		28,603	1,082,338
Vanguard FTSE Europe ETF		121,390	5,991,810
WisdomTree Japan Hedged Equity Fund		56,959	2,840,545
			25,369,793
Money Market Funds - 2.0%
State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class		2,848,572	2,848,572

Stock Funds - 42.7%
Energy Select Sector SPDR Fund		23,110	1,684,719
iShares Core S&P Mid-Cap ETF		42,523	7,151,093
Madison Dividend Income Fund Class Y (A)		592,412	13,797,266
Madison Investors Fund Class Y (A)		690,589	13,956,814
Madison Large Cap Value Fund Class Y (A)		174,808	2,498,002
Madison Mid Cap Fund Class Y * (A)		355,216	3,204,047
SPDR S&P Regional Banking ETF		31,357	1,737,178
Vanguard Growth ETF		74,371	8,583,157
Vanguard Health Care ETF		20,692	2,692,857
Vanguard Information Technology ETF		21,738	2,755,074
Vanguard Value ETF		22,718	2,123,451
			60,183,658

TOTAL INVESTMENTS - 99.7% ( Cost $133,614,715 )			140,662,928
NET OTHER ASSETS AND LIABILITIES - 0.3%			398,353
TOTAL NET ASSETS - 100.0%			$141,061,281

*	Non-income producing.
(A)	Affiliated Company (see Note 6).
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Alternative Funds - 2.1%
SPDR Gold Shares *		11,205	$1,294,738

Bond Funds - 13.6%
iShares 20+ Year Treasury Bond ETF		3,802	456,620
iShares 7-10 Year Treasury Bond ETF		11,599	1,218,475
iShares Intermediate Credit Bond ETF		11,144	1,211,241
Madison Core Bond Fund Class Y (A)		551,560	5,460,448
			8,346,784
Foreign Stock Funds - 24.2%
iShares Core MSCI EAFE ETF		22,061	1,223,062
Vanguard FTSE All-World ex-U.S. ETF		154,304	7,099,527
Vanguard FTSE Emerging Markets ETF		20,550	777,612
Vanguard FTSE Europe ETF		77,763	3,838,381
WisdomTree Japan Hedged Equity Fund		37,079	1,849,130
			14,787,712
Money Market Funds - 3.0%
State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class		1,857,266	1,857,266

Stock Funds - 57.1%
Energy Select Sector SPDR Fund		13,807	1,006,530
iShares Core S&P Mid-Cap ETF		29,239	4,917,123
Madison Dividend Income Fund Class Y (A)		314,586	7,326,700
Madison Investors Fund Class Y (A)		366,864	7,414,315
Madison Large Cap Value Fund Class Y (A)		93,456	1,335,486
Madison Mid Cap Fund Class Y * (A)		248,099	2,237,850
SPDR S&P Regional Banking ETF		18,126	1,004,180
Vanguard Growth ETF		42,746	4,933,316
Vanguard Health Care ETF		12,856	1,673,080
Vanguard Information Technology ETF		13,719	1,738,746
Vanguard Value ETF		14,789	1,382,328
			34,969,654

TOTAL INVESTMENTS - 100.0% ( Cost $56,721,828 )			61,256,154
NET OTHER ASSETS AND LIABILITIES - 0.0%			(10,829)
TOTAL NET ASSETS - 100.0%			$61,245,325

*	Non-income producing.
(A)	Affiliated Company (see Note 6).
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Government Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 97.2%
Fannie Mae - 19.1%
0.201%, 3/1/17 (A)	$1,600,000	$1,599,392
0.021%, 3/8/17 (A)	900,000	899,567
0.750%, 3/14/17	400,000	400,081
0.046%, 4/3/17 (A)	500,000	499,626
		3,398,666
Federal Farm Credit Bank - 2.8%
0.126%, 3/15/17 (A)	500,000	499,673

Federal Home Loan Bank - 49.7%
0.133%, 2/6/17 (A)	850,000	849,955
0.195%, 2/17/17 (A)	750,000	749,873
0.217%, 2/22/17 (A)	800,000	799,762
0.308%, 2/24/17 (A)	700,000	699,767
0.354%, 3/17/17 (A)	400,000	399,746
0.280%, 3/24/17 (A)	700,000	699,564
0.337%, 3/28/17 (A)	500,000	499,588
0.357%, 3/29/17 (A)	600,000	599,505
0.368%, 4/4/17 (A)	450,000	449,589
0.403%, 4/5/17 (A)	500,000	499,484
0.421%, 4/10/17 (A)	300,000	299,660
0.472%, 4/19/17 (A)	400,000	399,521
0.403%, 4/20/17 (A)	950,000	948,827
0.173%, 4/28/17 (A)	700,000	699,097
0.217%, 5/5/17 (A)	250,000	249,654
		8,843,592
Freddie Mac - 16.3%
0.166%, 2/1/17	150,000	150,000
0.510%, 2/28/17 (A)	800,000	799,711
0.161%, 3/2/17 (A)	300,000	299,872
0.195%, 3/10/17 (A)	900,000	899,542
0.401%, 5/18/17 (A)	750,000	748,819
		2,897,944
U.S. Treasury Notes - 9.3%
0.875%, 4/30/17	500,000	500,399
0.875%, 5/15/17	900,000	900,862
2.750%, 5/31/17	250,000	251,812
		1,653,073
Total U.S. Government and Agency Obligations ( Cost $17,292,948 )		17,292,948
	Shares
INVESTMENT COMPANIES - 3.0%
State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class	526,205	526,205
Total Investment Companies ( Cost $526,205 )		526,205

TOTAL INVESTMENTS - 100.2% ( Cost $17,819,153 )		17,819,153
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(40,695)
TOTAL NET ASSETS - 100.0%		$17,778,458

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 96.1%
Airport - 1.0%
Metropolitan Washington Airports Authority Revenue, Series B, (BHAC-CR), 3.75%, 10/1/18	$210,000	$218,957

Development - 6.5%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	176,108
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	540,811
Virginia Housing Development Authority, Series C, 1.5%, 4/1/19	200,000	199,936
Wise County Industrial Development Authority Revenue, Series A (A), 1.875%, 11/1/40	500,000	497,035
		1,413,890
Education - 13.6%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	222,152
University of Virginia, 5%, 6/1/40	255,000	266,995
Virginia College Building Authority, Series E, (ST APPROP), 5%, 2/1/23	500,000	586,500
Virginia College Building Authority, (Prerefunded 9/1/18 @ $100), (ST APPROP), 5%, 9/1/26	140,000	148,561
Virginia College Building Authority, Series A, (Prerefunded 2/1/19 @ $100), (ST APPROP), 5%, 2/1/29	375,000	403,155
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	442,954
Virginia Public School Authority, 5%, 12/1/18	100,000	107,074
Virginia Public School Authority, Series A, (Prerefunded 8/1/18 @ $100), (ST APPROP), 5%, 8/1/27	350,000	370,391
Virginia Public School Authority, Series C, (ST AID WITHHLDG), 3%, 8/1/33	450,000	419,251
		2,967,033
Facilities - 4.0%
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	118,247
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	50,000	50,070
Virginia Public Building Authority, Series B, (Prerefunded 8/1/18 @ $100), 5.25%, 8/1/23	200,000	212,392
Western Regional Jail Authority, 3.125%, 12/1/29	500,000	493,470
		874,179
General - 11.1%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	361,549
Loudoun County Economic Development Authority Revenue, 3%, 12/1/29	535,000	524,905
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	899,083
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) *, 5.5%, 8/1/27	100,000	123,482
Territory of Guam, Series A, 5%, 1/1/26	150,000	160,111
Virgin Islands Public Finance Authority, (NATL-RE), 5%, 10/1/23	100,000	105,250
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	254,157
		2,428,537
General Obligation - 24.6%
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	224,808
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	407,604
City of Hampton VA, Series A, 5%, 1/15/21	250,000	267,050
City of Manassas VA, (ST AID WITHHLDG), 3%, 7/1/27	500,000	521,270
City of Norfolk VA, Series A (Prerefunded 11/1/19 @ $100), 4.125%, 11/1/27	75,000	80,651

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	635,000	725,907
City of Richmond VA, Series C, (ST AID WITHHLDG), 5%, 7/15/22	100,000	111,438
City of Roanoke VA, Series A, (Prerefunded 2/1/20 @ $100), (ST AID WITHHLDG), 5%, 2/1/25	230,000	254,483
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	334,215
Commonwealth of Virginia, Series B (Prerefunded 6/1/18 @ $100), 5%, 6/1/21	175,000	184,256
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	593,300
Commonwealth of Virginia, Series B (Prerefunded 6/1/19 @ $100), 5%, 6/1/27	150,000	163,080
County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	208,042
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	279,757
County of Henrico VA, Series A, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	214,148
County of Henrico VA, 5%, 7/15/25	150,000	167,371
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	120,275
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	236,612
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	108,214
Town of Leesburg VA, Series A (Prerefunded 1/15/21 @ $100), 5%, 1/15/41	135,000	153,166
		5,355,647
Medical - 7.2%
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	260,202
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	538,906
Roanoke Economic Development Authority, Series B, (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	135,000	137,904
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	299,879
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	324,879
		1,561,770
Multifamily Housing - 6.1%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	757,755
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	317,829
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	258,173
		1,333,757
Power - 4.3%
Chesterfield County Economic Development Authority, Series A, 5%, 5/1/23	565,000	603,804
Puerto Rico Electric Power Authority, Series V, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	341,319
		945,123
Transportation - 5.5%
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	107,462
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	60,000	66,613
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	140,000	155,060
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	259,087
Virginia Commonwealth Transportation Board, Series B, 5%, 3/15/25	535,000	618,315
		1,206,537
Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, 5%, 1/15/38	300,000	334,197

Water - 10.7%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	215,014

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Fairfax County Water Authority, 5%, 4/1/27	150,000	172,435
Hampton Roads Sanitation District, (Prerefunded 4/1/18 @ $100), 5%, 4/1/33	90,000	94,080
Hampton Roads Sanitation District, (Prerefunded 4/1/18 @ $100), 5%, 4/1/33	160,000	167,443
Prince William County Service Authority, 5%, 7/1/22	250,000	291,770
Upper Occoquan Sewage Authority, Series A, (NATL-RE), 5.15%, 7/1/20	410,000	436,613
Virginia Resources Authority, Series B, (Prerefunded 11/1/21@ $100), (MORAL OBLG), 5%, 11/1/23	40,000	46,031
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 5%, 10/1/23	500,000	548,915
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	160,000	183,179
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	173,566
Virginia Resources Authority, 5%, 11/1/31	5,000	5,018
		2,334,064
Total Municipal Bonds ( Cost $20,560,191 )		20,973,691
TOTAL INVESTMENTS - 96.1% ( Cost $20,560,191 )		20,973,691
NET OTHER ASSETS AND LIABILITIES - 3.9%		849,991
TOTAL NET ASSETS - 100.0%		$21,823,682

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC's claim-paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity’s overall portfolio.

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2017.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.5%
Alabama - 2.4%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$322,341
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), (Prerefunded 7/1/18 @ $100), 6.375%, 7/1/28	295,000	316,942
		639,283
Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (Prerefunded 10/1/18 @ $100), (AGM), 5%, 10/1/21	65,000	69,161
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	110,000	116,328
		185,489
Colorado - 1.8%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	475,924

Delaware - 1.5%
State of Delaware, General Obligation, Series A, 5%, 8/1/25	345,000	406,362

Florida - 17.3%
City of Margate FL General Obligation, 5%, 7/1/25	785,000	930,406
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	684,678
County of Miami-Dade FL, Series B, 5%, 3/1/25	525,000	613,394
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	493,416
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	560,565
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	613,179
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	343,017
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	295,917
		4,534,572
Georgia - 4.9%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	391,950
City of Columbus GA Water & Sewerage Revenue, Series A, 5%, 5/1/31	430,000	496,194
Dublin GA School District, General Obligation, (ST AID WITHHLDG), 4%, 4/1/23	135,000	148,592
Georgia State Road & Tollway Authority, Series A, 5%, 6/1/21	90,000	97,350
Private Colleges & Universities Authority, Series C, (Prerefunded 9/1/18 @ $100), 5%, 9/1/38	130,000	137,950
		1,272,036
Hawaii - 2.0%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	523,335

Illinois - 0.6%
Regional Transportation Authority, Series A, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	135,000	150,036

Indiana - 3.6%
Indiana Finance Authority, Series C, 5%, 2/1/21	400,000	441,464
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, (ASSURED GTY), (Prerefunded 1/1/19 @ $100), 5.5%, 1/1/38	95,000	102,769
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, (ASSURED GTY), 5.5%, 1/1/38	380,000	406,513
		950,746

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Tax-Free National Fund Portfolio of Investments (unaudited)

Iowa - 2.9%
City of Bettendorf IA, General Obligation, Series A, 5%, 6/1/28	475,000	526,310
City of Bettendorf IA, General Obligation, Series A, 5%, 6/1/30	210,000	232,180
		758,490
Kansas - 3.3%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	610,939
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	245,870
		856,809
Maryland - 3.2%
City of Rockville MD, General Obligation, Series A, 5%, 6/1/24	600,000	721,200
Maryland State Transportation Authority, Series A, 5%, 7/1/18	100,000	105,576
		826,776
Michigan - 3.4%
Detroit City School District, General Obligation, Series A, (FGIC Q-SBLF), 6%, 5/1/20	400,000	449,604
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) *, 5%, 5/1/22	410,000	453,722
		903,326
Missouri - 6.2%
County of St Louis MO, Series D, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	559,600
Missouri State Board of Public Buildings, Series B, 4%, 4/1/25	525,000	581,411
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	482,140
		1,623,151
New Jersey - 4.1%
City of Elizabeth NJ, General Obligation, (AGM), 3%, 4/1/24	300,000	307,788
New Jersey State Turnpike Authority, Series A, (BHAC-CR AGM), 5.25%, 1/1/28	250,000	305,132
New Jersey State Turnpike Authority, Series A, (BHAC-CR AGM), 5.25%, 1/1/29	250,000	307,390
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	163,451
		1,083,761
New Mexico - 1.8%
Farmington Municipal School District No. 5, General Obligation, Series A, (ST AID WITHHLDG), 3%, 9/1/23	450,000	470,484

New York - 3.3%
New York State Dormitory Authority, Series 1, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	311,165
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	550,022
		861,187
North Carolina - 5.0%
North Carolina Medical Care Commission, Series A, (HUD SECT 8), 5.5%, 10/1/24	500,000	501,635
State of North Carolina, Series A, 4.5%, 5/1/27	200,000	213,006
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	500,000	591,780
		1,306,421
Ohio - 2.2%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	580,770

South Carolina - 7.0%
Anderson County School District No. 1, General Obligation, Series A, (SCSDE), 5%, 3/1/25	720,000	860,789

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Tax-Free National Fund Portfolio of Investments (unaudited)

City of Bennettsville SC Combined Utility System Revenue, (BAM), 3.5%, 2/1/24	465,000	499,926
York County School District No. 1, General Obligation, Series A, (Prerefunded 3/1/19 @ $100), (SCSDE), 5%, 3/1/27	440,000	474,773
		1,835,488
Tennessee - 0.4%
Jackson Energy Authority, 4.75%, 6/1/25	100,000	112,216

Texas - 10.1%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	326,223
City of San Antonio TX, Water System Revenue, (Prerefunded 11/15/18 @ $100), 5.125%, 5/15/29	500,000	535,345
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	444,481
Mueller Local Government Corp., 5%, 9/1/25	500,000	501,855
San Jacinto College District Revenue, 3.625%, 2/15/30	250,000	251,125
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	219,328
State of Texas, General Obligation, Series C, 5%, 8/1/27	330,000	359,024
		2,637,381
Virginia - 2.5%
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	100,000	105,943
James City County Economic Development Authority, 5%, 6/15/22	250,000	289,220
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	258,173
		653,336
Washington - 3.1%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	237,558
University of Washington, Series A, 5%, 7/1/32	500,000	579,620
		817,178
Wisconsin - 5.2%
Maple School District, General Obligation, Series A, 5%, 4/1/24	650,000	753,149
Wisconsin Center District Revenue, 3%, 12/15/18	400,000	412,796
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	200,626
		1,366,571
TOTAL INVESTMENTS - 98.5% ( Cost $24,987,193 )		25,831,128
NET OTHER ASSETS AND LIABILITIES - 1.5%		387,898
TOTAL NET ASSETS - 100.0%		$26,219,026

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC's claim-paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity’s overall portfolio.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO of AUTH	General Obligation of the Authority.
HUD SECT 8	HUD Insured Multifamily Housing.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Tax-Free National Fund Portfolio of Investments (unaudited)

PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of SC's Intercept program).
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 38.4%
Consumer Discretionary - 6.7%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$2,031,934
Home Depot Inc./The, 2%, 6/15/19	2,000,000	2,016,704
Target Corp., 2.9%, 1/15/22	2,000,000	2,043,774
Walt Disney Co./The, MTN, 1.1%, 12/1/17	750,000	749,350
		6,841,762
Consumer Staples - 1.5%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,527,050

Energy - 1.5%
Chevron Corp., 2.427%, 6/24/20	1,500,000	1,519,202

Financials - 12.9%
American Express Credit Corp., 2.125%, 7/27/18	1,000,000	1,004,787
Bank of New York Mellon Corp./The, MTN, 1.35%, 3/6/18	500,000	499,279
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	1,360,000	1,373,622
John Deere Capital Corp., MTN, 1.4%, 3/15/17	2,000,000	2,001,080
JPMorgan Chase & Co., 2.25%, 1/23/20	1,500,000	1,502,970
JPMorgan Chase & Co., 2.972%, 1/15/23	450,000	447,449
Morgan Stanley, 2.8%, 6/16/20	2,000,000	2,017,232
State Street Corp., 1.95%, 5/19/21	1,500,000	1,469,637
US Bancorp, MTN, 1.95%, 11/15/18	750,000	754,531
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,069,190
		13,139,777
Health Care - 3.1%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,595,515
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,503,105
		3,098,620
Industrials - 3.0%
General Electric Co., MTN, 3.1%, 1/9/23	1,500,000	1,536,042
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,558,519
		3,094,561
Information Technology - 7.9%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,467,425
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,496,232
Intel Corp., 3.3%, 10/1/21	1,750,000	1,822,774
Microsoft Corp., 3%, 10/1/20	1,500,000	1,551,109
Visa Inc., 2.2%, 12/14/20	1,700,000	1,707,570
		8,045,110
Real Estate - 1.8%
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,865,035
Total Corporate Notes and Bonds ( Cost $38,979,163 )		39,131,117

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

High Quality Bond Fund Portfolio of Investments (unaudited)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 57.3%
	Fannie Mae - 7.2%
	0.875%, 2/8/18	4,000,000	3,998,580
	1.375%, 10/7/21	3,500,000	3,405,899
			7,404,479
	Freddie Mac - 2.5%
	2.375%, 1/13/22	2,500,000	2,541,052

	U.S. Treasury Notes - 47.6%
	3.000%, 2/28/17	4,000,000	4,007,620
	3.875%, 5/15/18	3,500,000	3,629,745
	3.750%, 11/15/18	3,000,000	3,137,343
	1.500%, 12/31/18	4,000,000	4,022,500
	1.250%, 1/31/19	4,000,000	4,002,344
	1.500%, 3/31/19	4,000,000	4,018,752
	3.125%, 5/15/19	4,000,000	4,161,408
	1.125%, 12/31/19	4,500,000	4,457,461
	3.625%, 2/15/20	4,000,000	4,252,188
	2.625%, 11/15/20	3,500,000	3,619,081
	2.500%, 8/15/23	4,942,000	5,031,766
	1.500%, 8/15/26	4,500,000	4,137,188
			48,477,396
Total U.S. Government and Agency Obligations ( Cost $58,641,699 )			58,422,927
		Shares
	SHORT-TERM INVESTMENTS - 9.2%
	State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class	9,353,465	9,353,465
Total Short-Term Investments ( Cost $9,353,465 )			9,353,465
TOTAL INVESTMENTS - 104.9% ( Cost $106,974,327 )			106,907,509
NET OTHER ASSETS AND LIABILITIES - (4.9%)			(5,011,873)
TOTAL NET ASSETS - 100.0%			$101,895,636

MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 3.6%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.138%, 9/21/30	$64,040	$64,647
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	750,000	750,039
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	1,000,000	1,000,000
Chase Issuance Trust, Series 2015-A3, Class A3 (A), 1.018%, 4/15/19	1,000,000	1,000,317
Chase Issuance Trust, Series 2007-C1, Class C1 (A), 1.227%, 4/15/19	1,150,000	1,150,135
Chase Issuance Trust, Series 2017-C1, Class A (A), 1.08%, 1/18/22	1,000,000	1,000,000
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	99,107	99,058
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	29,747	29,742
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	32,283	32,269
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A4 (B), 1.43%, 5/21/21	584,000	584,212
Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.62%, 2/15/19	76,232	76,235
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	672,246	674,184
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	530,000	535,430
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (B), 3.12%, 10/15/19	191,022	192,135
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	487,574	490,374
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	89,117	89,052
Total Asset Backed Securities ( Cost $7,774,129 )		7,767,829
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	2,691,382	307,970
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	425,000	446,822
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	1,000,000	1,074,453
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	345,255	390,597
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	253,253	282,188
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	929,888	935,589
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	856,158	98,813
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	873,026	888,298
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	1,000,000	1,047,116
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	3,703,762	341,727
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	2,641,232	482,515
Total Collateralized Mortgage Obligations ( Cost $6,344,403 )		6,296,088
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	921,437	935,284
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A), 1.112%, 1/25/23	12,671,489	654,808
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (A), 0.647%, 1/25/22	24,216,253	651,746
FREMF Mortgage Trust, Series 2011-K702, Class B (A) (B), 4.765%, 4/25/44	500,000	513,741
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.751%, 2/25/45	1,250,000	1,282,388
FREMF Mortgage Trust, Series 2013-K502, Class B (A) (B), 2.438%, 3/25/45	545,000	545,639
FREMF Mortgage Trust, Series 2012-K707, Class B (A) (B), 3.883%, 1/25/47	400,000	410,422
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.286%, 7/25/48	1,250,000	1,263,443
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A2, 2.067%, 4/10/46	300,000	300,434
Total Commercial Mortgage-Backed Securities ( Cost $6,728,199 )		6,557,905

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

CORPORATE NOTES AND BONDS - 33.3%
Consumer Discretionary - 6.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	1,000,000	1,045,535
Delphi Automotive PLC (C), 3.15%, 11/19/20	1,000,000	1,017,308
ERAC USA Finance LLC (B), 6.7%, 6/1/34	250,000	303,033
Expedia Inc., 5%, 2/15/26	1,000,000	1,051,392
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,012,156
General Motors Financial Co. Inc., 3.2%, 7/6/21	800,000	796,214
Georgia-Pacific LLC (B), 3.163%, 11/15/21	1,000,000	1,018,280
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	288,750
Harman International Industries Inc., 4.15%, 5/15/25	1,000,000	1,025,361
Lennar Corp., 4.75%, 4/1/21	500,000	518,750
Marriott International Inc., 3.125%, 6/15/26	600,000	569,207
Newell Brands Inc., 4.2%, 4/1/26	1,100,000	1,139,444
Omnicom Group Inc., 3.6%, 4/15/26	750,000	743,304
Priceline Group Inc./The, 3.6%, 6/1/26	1,000,000	999,751
QVC Inc., 3.125%, 4/1/19	800,000	812,577
Sirius XM Radio Inc. (B), 6%, 7/15/24	525,000	558,799
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	463,500
Under Armour Inc., 3.25%, 6/15/26	325,000	301,982
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	1,000,000	1,004,174
		14,669,517
Consumer Staples - 3.6%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	1,000,000	1,070,105
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	1,000,000	957,262
CVS Health Corp., 4.75%, 12/1/22	1,000,000	1,086,665
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,099,831
JM Smucker Co./The, 3.5%, 3/15/25	1,000,000	1,008,086
Kraft Heinz Foods Co., 3.95%, 7/15/25	1,000,000	1,010,444
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,000,000	934,882
Molson Coors Brewing Co., 2.1%, 7/15/21	500,000	487,695
		7,654,970
Energy - 5.7%
Antero Resources Corp., 5.625%, 6/1/23	300,000	306,000
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	399,830
Energy Transfer Partners L.P., 5.2%, 2/1/22	1,000,000	1,079,185
EnLink Midstream Partners L.P., 4.85%, 7/15/26	300,000	308,595
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,000,000	1,013,633
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	1,000,000	1,041,121
Kinder Morgan Inc. (B), 5%, 2/15/21	1,000,000	1,075,934
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	993,351
Marathon Petroleum Corp., 2.7%, 12/14/18	500,000	506,897
Phillips 66 Partners L.P., 3.605%, 2/15/25	1,300,000	1,282,528
Pioneer Natural Resources Co., 3.45%, 1/15/21	1,000,000	1,025,995
Tosco Corp., 7.8%, 1/1/27	1,000,000	1,292,072

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

Valero Energy Corp., 6.625%, 6/15/37	1,000,000	1,182,913
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	773,563
		12,281,617
Financials - 6.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (C), 3.75%, 5/15/19	450,000	460,661
Air Lease Corp., 3.875%, 4/1/21	450,000	465,750
Air Lease Corp., 3.75%, 2/1/22	1,000,000	1,026,457
Bank of America Corp., MTN, 3.3%, 1/11/23	1,000,000	1,001,798
Bank of Montreal, MTN (C), 1.9%, 8/27/21	1,000,000	970,911
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	247,882
Brookfield Finance Inc. (C), 4.25%, 6/2/26	750,000	744,782
CBOE Holdings Inc., 3.65%, 1/12/27	600,000	598,216
Discover Bank, 3.45%, 7/27/26	500,000	481,650
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	1,000,000	1,122,636
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	300,000	291,118
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	298,299
JPMorgan Chase & Co., 3.125%, 1/23/25	1,000,000	979,181
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,250,000	1,311,876
Morgan Stanley, 4.3%, 1/27/45	1,000,000	976,962
Nasdaq Inc., 3.85%, 6/30/26	175,000	174,322
Raymond James Financial Inc., 3.625%, 9/15/26	400,000	391,598
Regions Bank, 2.25%, 9/14/18	1,000,000	1,003,482
Regions Financial Corp., 3.2%, 2/8/21	1,000,000	1,017,475
Synchrony Financial, 3.75%, 8/15/21	700,000	718,974
Synchrony Financial, 3.7%, 8/4/26	600,000	580,817
		14,864,847
Health Care - 2.2%
AbbVie Inc., 4.7%, 5/14/45	1,000,000	973,218
Actavis Funding SCS (C), 4.75%, 3/15/45	1,000,000	986,155
Express Scripts Holding Co., 4.8%, 7/15/46	950,000	888,314
Forest Laboratories LLC (B), 5%, 12/15/21	200,000	216,357
HCA Inc., 3.75%, 3/15/19	800,000	814,000
Shire Acquisitions Investments Ireland DAC (C), 1.9%, 9/23/19	750,000	741,101
		4,619,145
Industrials - 1.9%
CRH America Inc. (B), 3.875%, 5/18/25	1,000,000	1,020,634
Fortive Corp. (B), 2.35%, 6/15/21	325,000	320,866
International Lease Finance Corp., 8.875%, 9/1/17	500,000	520,000
Lockheed Martin Corp., 4.7%, 5/15/46	1,000,000	1,068,382
Masco Corp., 4.375%, 4/1/26	700,000	718,634
United Rentals North America Inc., 6.125%, 6/15/23	400,000	422,000
		4,070,516
Information Technology - 2.2%
Analog Devices Inc., 5.3%, 12/15/45	600,000	661,843
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,027,325
CDW LLC / CDW Finance Corp., 5%, 9/1/23	200,000	204,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (B), 8.35%, 7/15/46	350,000	437,009
Fidelity National Information Services Inc., 3%, 8/15/26	625,000	588,151
First Data Corp. (B), 6.75%, 11/1/20	142,000	146,792
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	350,000	370,373
Microsoft Corp., 3.5%, 2/12/35	1,000,000	941,546
NVIDIA Corp., 2.2%, 9/16/21	250,000	243,837
		4,620,876
Materials - 0.6%
Arconic Inc., 5.125%, 10/1/24	200,000	207,470
Packaging Corp. of America, 3.65%, 9/15/24	1,000,000	1,011,615
		1,219,085
Real Estate - 0.7%
Boston Properties L.P., 3.65%, 2/1/26	450,000	445,807
Iron Mountain Inc. (B), 4.375%, 6/1/21	500,000	515,000
WP Carey Inc., 4.25%, 10/1/26	500,000	492,246
		1,453,053
Telecommunication Services - 1.7%
AT&T Inc., 4.75%, 5/15/46	1,000,000	913,417
Frontier Communications Corp., 11%, 9/15/25	250,000	252,813
Harris Corp., 5.054%, 4/27/45	1,000,000	1,080,584
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (B), 3.36%, 9/20/21	500,000	500,625
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	953,299
		3,700,738
Utilities - 0.9%
Black Hills Corp., 4.25%, 11/30/23	1,000,000	1,051,355
Duke Energy Corp., 3.75%, 9/1/46	1,000,000	906,976
		1,958,331
Total Corporate Notes and Bonds ( Cost $70,386,729 )		71,112,695
LONG TERM MUNICIPAL BONDS - 8.3%
City of Laredo TX, General Obligation, 6.566%, 2/15/39	1,500,000	1,619,115
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	1,963,848
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,500,000	1,674,945
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	2,000,000	2,196,300
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39	1,000,000	1,095,920
Metropolitan Water District of Southern California Revenue, Series D, 6.538%, 7/1/39	420,000	462,920
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	1,600,000	1,727,232
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	1,000,000	1,098,320
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,307,325
State of Iowa Revenue, 6.75%, 6/1/34	2,000,000	2,201,760
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	2,000,000	2,283,940
Total Long Term Municipal Bonds ( Cost $17,478,596 )		17,631,625

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

MORTGAGE BACKED SECURITIES - 22.4%
Fannie Mae - 13.2%
3%, 5/1/27 Pool # AL1715	810,501	834,395
3.5%, 5/1/29 Pool # AW3740	1,430,542	1,492,678
3.5%, 8/1/29 Pool # MA2003	946,638	987,030
3.5%, 10/1/29 Pool # AX3155	498,768	520,116
3%, 9/1/30 Pool # 890696	1,312,058	1,347,148
3%, 12/1/30 Pool # AL8924	676,051	694,455
3%, 2/1/31 Pool # 890710	832,633	854,902
7%, 11/1/31 Pool # 607515	8,727	9,819
6.5%, 3/1/32 Pool # 631377	30,606	34,623
6.5%, 5/1/32 Pool # 636758	2,295	2,597
7%, 5/1/32 Pool # 644591	1,191	1,279
6.5%, 6/1/32 Pool # 545691	87,458	99,249
5.5%, 11/1/33 Pool # 555880	103,976	116,442
5%, 5/1/34 Pool # 780890	44,888	49,048
7%, 7/1/34 Pool # 792636	7,951	8,261
4%, 2/1/35 Pool # MA2177	1,081,475	1,146,842
5%, 8/1/35 Pool # 829670	86,119	93,771
5%, 9/1/35 Pool # 820347	130,643	145,374
5%, 9/1/35 Pool # 835699	100,997	112,205
3.5%, 12/1/35 Pool # MA2473	1,264,214	1,309,819
4.5%, 12/1/35 Pool # 745147	16,996	18,312
5%, 12/1/35 Pool # 850561	41,144	44,855
6%, 11/1/36 Pool # 902510	89,762	103,224
6%, 10/1/37 Pool # 947563	121,629	140,506
6.5%, 12/1/37 Pool # 889072	99,901	113,013
6.5%, 8/1/38 Pool # 987711	236,683	276,258
4.5%, 8/1/40 Pool # AD8243	90,159	96,975
4%, 9/1/40 Pool # AE3039	973,105	1,028,254
4%, 1/1/41 Pool # AB2080	771,056	813,597
5.5%, 7/1/41 Pool # AL6588	747,344	836,333
4%, 9/1/41 Pool # AJ1406	584,352	613,214
4%, 10/1/41 Pool # AJ4046	970,283	1,025,106
3.5%, 11/1/41 Pool # AB3867	409,771	421,648
4%, 3/1/42 Pool # AL1998	1,509,794	1,595,065
3.5%, 6/1/42 Pool # AO4134	1,455,278	1,495,095
3.5%, 8/1/42 Pool # AP2133	837,157	859,869
3%, 9/1/42 Pool # AP6568	130,164	129,507
3.5%, 9/1/42 Pool # AB6228	483,848	496,986
4%, 10/1/42 Pool # AP7363	1,080,513	1,135,874
3.5%, 12/1/42 Pool # AQ8892	161,979	166,378
3.5%, 1/1/43 Pool # AQ9326	718,859	739,638
3%, 2/1/43 Pool # AL3072	1,157,523	1,151,676
3.5%, 3/1/43 Pool # AT0310	708,001	727,095
3.5%, 4/1/43 Pool # AR9902	463,052	476,479
3.5%, 4/1/43 Pool # AT2887	416,429	427,689

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

4%, 1/1/45 Pool # AS4257	348,246	366,645
4.5%, 2/1/45 Pool # MA2193	1,078,491	1,160,147
3.5%, 8/1/45 Pool # AS5645	1,070,855	1,095,073
3%, 1/1/47 Pool # BE0108	750,000	744,116
		28,158,680
Freddie Mac - 9.2%
4.5%, 2/1/25 Pool # J11722	223,289	235,200
4.5%, 5/1/25 Pool # J12247	433,623	458,832
8%, 6/1/30 Pool # C01005	743	857
2.5%, 3/1/31 Pool # G18590	432,216	432,508
2.5%, 9/1/31 Pool # G18611	1,200,772	1,201,583
6.5%, 1/1/32 Pool # C62333	26,734	30,134
3.5%, 8/1/32 Pool # C91485	178,731	185,566
4.5%, 6/1/34 Pool # C01856	599,980	647,314
6.5%, 11/1/36 Pool # C02660	14,295	16,824
5.5%, 1/1/37 Pool # G04593	332,308	369,145
5.5%, 11/1/37 Pool # A68787	194,659	220,649
5.5%, 12/1/38 Pool # G05267	672,910	746,084
5%, 10/1/39 Pool # G60465	1,610,185	1,760,248
3.5%, 11/1/40 Pool # G06168	673,676	691,814
4%, 10/1/41 Pool # Q04092	1,157,255	1,220,789
4.5%, 3/1/42 Pool # G07491	758,241	816,347
3%, 9/1/42 Pool # C04233	747,944	744,499
3%, 2/1/43 Pool # Q15767	555,427	552,846
3%, 4/1/43 Pool # V80025	556,188	553,595
3%, 4/1/43 Pool # V80026	546,733	544,185
3.5%, 8/1/44 Pool # Q27927	715,134	733,498
4%, 5/1/45 Pool # G08642	1,395,727	1,464,999
3%, 7/1/45 Pool # G08653	870,483	861,568
3.5%, 8/1/45 Pool # Q35614	876,676	897,093
3.5%, 9/1/45 Pool # G08667	968,991	990,419
3%, 11/1/45 Pool # G08675	1,077,093	1,066,062
3%, 1/1/46 Pool # G08686	1,112,959	1,101,555
3%, 10/1/46 Pool # G60722	986,039	976,241
		19,520,454
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	12,765	14,710
6.5%, 4/20/31 Pool # 3068	6,076	7,068
4%, 4/15/39 Pool # 698089	51,933	54,899
		76,677
Total Mortgage Backed Securities ( Cost $47,923,841 )		47,755,811
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.7%
Freddie Mac - 0.6%
5.000%, 2/16/17	450,000	450,841
1.000%, 12/30/19 (D)	975,000	972,922
		1,423,763

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

U.S. Treasury Bonds - 5.1%
6.625%, 2/15/27		2,000,000	2,739,454
5.375%, 2/15/31		1,250,000	1,665,381
4.500%, 5/15/38		2,750,000	3,471,768
3.750%, 8/15/41		250,000	282,070
3.000%, 5/15/45		1,650,000	1,630,987
2.250%, 8/15/46		1,250,000	1,051,368
			10,841,028
U.S. Treasury Notes - 18.0%
0.750%, 3/15/17		2,000,000	2,000,692
2.375%, 7/31/17		2,200,000	2,218,733
1.875%, 10/31/17		3,000,000	3,024,375
4.250%, 11/15/17		2,550,000	2,618,332
2.625%, 1/31/18		3,000,000	3,051,327
2.750%, 2/28/18		3,000,000	3,058,125
3.875%, 5/15/18		2,750,000	2,851,942
1.375%, 2/28/19		3,000,000	3,008,202
3.625%, 8/15/19		1,750,000	1,848,233
2.625%, 11/15/20		1,350,000	1,395,931
3.125%, 5/15/21		3,750,000	3,951,709
2.125%, 8/15/21		1,900,000	1,920,930
2.000%, 10/31/21		2,500,000	2,510,352
1.750%, 9/30/22		2,500,000	2,456,543
2.750%, 2/15/24		1,500,000	1,548,809
2.250%, 11/15/25		1,000,000	986,133
			38,450,368
Total U.S. Government and Agency Obligations ( Cost $49,242,443 )			50,715,159
		Shares
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class		5,633,720	5,633,720
Total Short-Term Investments ( Cost $5,633,720 )			5,633,720
TOTAL INVESTMENTS - 99.9% ( Cost $211,512,060 )			213,470,832
NET OTHER ASSETS AND LIABILITIES - 0.1%			162,686
TOTAL NET ASSETS - 100.0%			$213,633,518

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2017.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.3% of total net assets.
(D)	Stepped rate security. Rate shown is as of January 31, 2017.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 94.8%
Consumer Discretionary - 15.1%
Amazon.com Inc., 3.8%, 12/5/24	$200,000	$210,057
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	209,107
Comcast Corp., 6.45%, 3/15/37	300,000	380,824
Delphi Automotive PLC (A), 3.15%, 11/19/20	200,000	203,462
DR Horton Inc., 3.75%, 3/1/19	50,000	51,188
Expedia Inc., 5%, 2/15/26	50,000	52,570
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	200,000	202,431
GameStop Corp. (B), 6.75%, 3/15/21	50,000	50,875
General Motors Financial Co. Inc., 4.2%, 3/1/21	100,000	104,007
General Motors Financial Co. Inc., 3.2%, 7/6/21	200,000	199,053
Georgia-Pacific LLC (B), 3.163%, 11/15/21	100,000	101,828
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	25,000	26,250
Harman International Industries Inc., 4.15%, 5/15/25	100,000	102,536
Lowe's Cos. Inc., 2.5%, 4/15/26	100,000	94,381
McDonald's Corp., MTN, 4.875%, 12/9/45	50,000	53,122
Newell Brands Inc., 4.2%, 4/1/26	100,000	103,586
Newell Brands Inc., 5.5%, 4/1/46	100,000	112,966
Omnicom Group Inc., 3.6%, 4/15/26	200,000	198,214
Priceline Group Inc./The, 3.65%, 3/15/25	200,000	199,323
QVC Inc., 3.125%, 4/1/19	200,000	203,144
Sirius XM Radio Inc. (B), 6%, 7/15/24	125,000	133,047
Time Warner Inc., 6.25%, 3/29/41	150,000	176,768
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	51,500
Under Armour Inc., 3.25%, 6/15/26	100,000	92,918
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	50,000	48,747
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	150,000	150,626
		3,512,530
Consumer Staples - 4.7%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	150,000	160,516
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	50,000	47,863
CVS Health Corp., 4.75%, 12/1/22	200,000	217,333
CVS Health Corp., 5.125%, 7/20/45	200,000	219,966
JM Smucker Co./The, 3.5%, 3/15/25	200,000	201,617
Kraft Heinz Foods Co., 3.95%, 7/15/25	150,000	151,567
Molson Coors Brewing Co., 2.1%, 7/15/21	100,000	97,539
		1,096,401
Energy - 12.9%
Antero Resources Corp., 5.625%, 6/1/23	50,000	51,000
Boardwalk Pipelines L.P., 4.45%, 7/15/27	100,000	99,957
BP Capital Markets PLC (A), 3.119%, 5/4/26	100,000	96,755
Chevron Corp., 3.191%, 6/24/23	200,000	204,820
ConocoPhillips Co., 4.15%, 11/15/34	75,000	74,045

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Corporate Bond Fund Portfolio of Investments (unaudited)

Devon Energy Corp., 5.6%, 7/15/41	100,000	105,969
Energy Transfer Partners L.P., 5.2%, 2/1/22	300,000	323,755
EnLink Midstream Partners L.P., 4.85%, 7/15/26	50,000	51,432
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	191,868
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	50,940
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	100,000	104,112
Kinder Morgan Inc. (B), 5%, 2/15/21	50,000	53,797
Marathon Oil Corp., 2.7%, 6/1/20	200,000	198,670
Marathon Petroleum Corp., 2.7%, 12/14/18	100,000	101,379
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	271,786
Phillips 66, 4.65%, 11/15/34	100,000	104,698
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	197,312
Schlumberger Holdings Corp. (B), 2.35%, 12/21/18	200,000	201,809
Valero Energy Corp., 6.625%, 6/15/37	350,000	414,020
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	100,000	103,142
		3,001,266
Financials - 28.1%
Banks - 16.2%
Bank of America Corp., MTN, 2.503%, 10/21/22	200,000	193,275
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	200,360
Bank of Montreal, MTN (A), 1.9%, 8/27/21	100,000	97,091
Capital One Financial Corp., 2.45%, 4/24/19	300,000	302,380
Discover Bank, 3.45%, 7/27/26	100,000	96,330
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	100,000	112,264
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	204,037
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	200,000	194,078
Huntington National Bank/The, 2.2%, 4/1/19	300,000	300,741
JPMorgan Chase & Co., 4.25%, 10/15/20	100,000	106,087
JPMorgan Chase & Co., 2.972%, 1/15/23	200,000	198,866
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	195,836
KeyCorp, MTN, 5.1%, 3/24/21	250,000	273,299
Morgan Stanley, 2.8%, 6/16/20	200,000	201,723
Morgan Stanley, MTN, 3.7%, 10/23/24	200,000	201,473
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	100,622
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	100,000	102,744
Regions Bank, 2.25%, 9/14/18	250,000	250,871
Regions Financial Corp., 3.2%, 2/8/21	250,000	254,369
US Bancorp, MTN, 2.35%, 1/29/21	200,000	200,045
		3,786,491
Diversified Financial Services - 5.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (A), 3.75%, 5/15/19	150,000	153,553
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	305,032
Air Lease Corp., 3.75%, 2/1/22	200,000	205,291
Brookfield Finance Inc. (A), 4.25%, 6/2/26	200,000	198,608
CBOE Holdings Inc., 3.65%, 1/12/27	150,000	149,554
Nasdaq Inc., 3.85%, 6/30/26	50,000	49,806

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Corporate Bond Fund Portfolio of Investments (unaudited)

Raymond James Financial Inc., 3.625%, 9/15/26	100,000	97,900
Synchrony Financial, 3.75%, 8/15/21	100,000	102,711
Synchrony Financial, 3.7%, 8/4/26	100,000	96,803
		1,359,258
Insurance - 6.1%
American International Group Inc., 3.875%, 1/15/35	200,000	186,344
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	420,757
Berkshire Hathaway Inc., 3.125%, 3/15/26	50,000	49,576
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	100,000	104,950
MetLife Inc., 3.6%, 4/10/24	100,000	102,592
New York Life Global Funding (B), 1.95%, 2/11/20	200,000	199,185
Old Republic International Corp., 3.875%, 8/26/26	50,000	48,347
Prudential Financial Inc., MTN, 3.5%, 5/15/24	300,000	304,830
		1,416,581
		6,562,330
Health Care - 5.5%
AbbVie Inc., 4.7%, 5/14/45	100,000	97,322
AbbVie Inc., 4.45%, 5/14/46	100,000	93,682
Actavis Funding SCS (A), 4.55%, 3/15/35	130,000	128,173
Cardinal Health Inc., 1.95%, 6/15/18	200,000	200,644
Express Scripts Holding Co., 4.75%, 11/15/21	200,000	214,658
Express Scripts Holding Co., 4.8%, 7/15/46	50,000	46,753
HCA Inc., 3.75%, 3/15/19	100,000	101,750
Shire Acquisitions Investments Ireland DAC (A), 1.9%, 9/23/19	200,000	197,627
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	200,414
		1,281,023
Industrials - 9.6%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	209,783
Caterpillar Inc., 5.2%, 5/27/41	20,000	23,188
CRH America Inc. (B), 3.875%, 5/18/25	200,000	204,127
Equifax Inc., 2.3%, 6/1/21	100,000	98,454
Fortive Corp. (B), 2.35%, 6/15/21	100,000	98,728
General Dynamics Corp., 1.875%, 8/15/23	100,000	95,108
General Electric Co., MTN, 6.75%, 3/15/32	300,000	401,755
International Lease Finance Corp., 8.875%, 9/1/17	100,000	104,000
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	195,054
Masco Corp., 4.375%, 4/1/26	100,000	102,662
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	205,711
Textron Inc., 3.875%, 3/1/25	200,000	201,455
United Rentals North America Inc., 6.125%, 6/15/23	100,000	105,500
Verisk Analytics Inc., 4%, 6/15/25	200,000	202,859
		2,248,384
Information Technology - 6.3%
Analog Devices Inc., 5.3%, 12/15/45	50,000	55,154
Apple Inc., 2.25%, 2/23/21	200,000	200,034
Broadridge Financial Solutions Inc., 3.4%, 6/27/26	100,000	96,164

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Corporate Bond Fund Portfolio of Investments (unaudited)

CDW LLC / CDW Finance Corp., 5%, 9/1/23	50,000	51,000
Cisco Systems Inc., 2.2%, 2/28/21	150,000	149,623
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (B), 8.35%, 7/15/46	75,000	93,645
Fidelity National Information Services Inc., 3%, 8/15/26	100,000	94,104
First Data Corp. (B), 6.75%, 11/1/20	28,000	28,945
Fiserv Inc., 2.7%, 6/1/20	200,000	201,989
Intel Corp., 4.9%, 7/29/45	100,000	111,350
Microsoft Corp., 1.55%, 8/8/21	100,000	96,797
Microsoft Corp., 3.5%, 2/12/35	100,000	94,155
NVIDIA Corp., 2.2%, 9/16/21	100,000	97,535
Oracle Corp., 4%, 7/15/46	100,000	93,844
		1,464,339
Materials - 3.2%
Agrium Inc. (A), 3.375%, 3/15/25	200,000	193,808
Arconic Inc., 5.125%, 10/1/24	50,000	51,868
Dow Chemical Co./The, 4.125%, 11/15/21	200,000	211,555
Packaging Corp. of America, 3.65%, 9/15/24	300,000	303,484
		760,715
Real Estate - 4.0%
Boston Properties L.P., 3.65%, 2/1/26	100,000	99,068
Iron Mountain Inc. (B), 4.375%, 6/1/21	100,000	103,000
Simon Property Group L.P., 4.125%, 12/1/21	400,000	426,294
WP Carey Inc., 4.6%, 4/1/24	200,000	204,504
WP Carey Inc., 4.25%, 10/1/26	100,000	98,449
		931,315
Telecommunication Services - 5.0%
AT&T Inc., 5%, 3/1/21	300,000	323,277
AT&T Inc., 4.75%, 5/15/46	75,000	68,506
Frontier Communications Corp., 11%, 9/15/25	50,000	50,562
Harris Corp., 5.054%, 4/27/45	200,000	216,117
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (B), 3.36%, 9/20/21	100,000	100,125
Verizon Communications Inc., 5.15%, 9/15/23	200,000	220,860
Verizon Communications Inc., 4.4%, 11/1/34	200,000	190,660
		1,170,107
Utilities - 0.4%
Duke Energy Corp., 3.75%, 9/1/46	100,000	90,698
Total Corporate Notes and Bonds ( Cost $21,762,482 )		22,119,108
LONG TERM MUNICIPAL BONDS - 2.8%
County of Palm Beach FL Revenue, 5%, 11/1/33	200,000	208,920
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	200,000	223,326
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39	200,000	219,184
Total Long Term Municipal Bonds ( Cost $652,496 )		651,430

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Corporate Bond Fund Portfolio of Investments (unaudited)

		Shares
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class		385,992	385,992
Total Short-Term Investments ( Cost $385,992 )			385,992
TOTAL INVESTMENTS - 99.3% ( Cost $22,800,970 )			23,156,530
NET OTHER ASSETS AND LIABILITIES - 0.7%			160,947
TOTAL NET ASSETS - 100.0%			$23,317,477

(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 5.4% of total net assets.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 85.3%
Consumer Discretionary - 19.9%
Altice Financing S.A. (A) (B), 7.5%, 5/15/26	$250,000	$263,750
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	100,500
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	300,000	321,939
Deck Chassis Acquisition Inc. (A), 10%, 6/15/23	150,000	160,500
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	258,750
DISH DBS Corp., 6.75%, 6/1/21	200,000	214,876
GameStop Corp. (A), 6.75%, 3/15/21	325,000	330,687
Group 1 Automotive Inc., 5%, 6/1/22	300,000	303,750
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	500,000	511,250
Nexteer Automotive Group Ltd. (A) (B), 5.875%, 11/15/21	250,000	260,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	521,875
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	257,500
Pinnacle Entertainment Inc. (A), 5.625%, 5/1/24	250,000	253,608
Scientific Games International Inc., 6.25%, 9/1/20	350,000	325,500
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	252,030
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	375,000	394,219
		4,730,734
Consumer Staples - 4.5%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	251,588
Avon International Operations Inc. (A), 7.875%, 8/15/22	100,000	106,530
Avon Products Inc., 6.6%, 3/15/20	250,000	255,612
Cott Beverages Inc., 5.375%, 7/1/22	250,000	256,000
Dean Foods Co. (A), 6.5%, 3/15/23	200,000	209,000
		1,078,730
Energy - 8.7%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 8.5%, 12/15/21	250,000	252,500
Carrizo Oil & Gas Inc., 6.25%, 4/15/23	250,000	256,563
QEP Resources Inc., 5.375%, 10/1/22	250,000	252,500
SM Energy Co., 6.75%, 9/15/26	100,000	104,000
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	306,000
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	100,000	106,500
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	250,000	271,562
Unit Corp., 6.625%, 5/15/21	525,000	521,062
		2,070,687
Financials - 8.9%
Donnelley Financial Solutions Inc. (A), 8.25%, 10/15/24	500,000	517,500
Equinix Inc., 5.875%, 1/15/26	100,000	106,250
FBM Finance Inc. (A), 8.25%, 8/15/21	250,000	266,875
Iron Mountain Inc., 6%, 8/15/23	150,000	159,000
Iron Mountain Inc., 5.75%, 8/15/24	350,000	355,250
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	305,625
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	192,500

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

High Income Fund Portfolio of Investments (unaudited)

Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	227,500
		2,130,500
Health Care - 5.6%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	250,625
Alere Inc. (A), 6.375%, 7/1/23	200,000	202,375
Grifols Worldwide Operations Ltd. (B), 5.25%, 4/1/22	250,000	259,435
HCA Inc., 5.875%, 2/15/26	100,000	104,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (A), 6.375%, 8/1/23	100,000	106,000
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	247,500
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	200,000	158,000
		1,327,935
Industrials - 10.8%
Aircastle Ltd. (B), 5%, 4/1/23	100,000	101,508
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	228,750
Bombardier Inc. (A) (B), 8.75%, 12/1/21	250,000	270,312
Bombardier Inc. (A) (B), 6.125%, 1/15/23	175,000	171,063
Brand Energy & Infrastructure Services Inc. (A), 8.5%, 12/1/21	250,000	259,375
Herc Rentals Inc. (A), 7.5%, 6/1/22	300,000	324,000
Hertz Corp./The, 6.75%, 4/15/19	144,000	143,280
Hertz Corp./The (A), 5.5%, 10/15/24	250,000	210,000
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	200,000	204,250
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	125,000	135,469
Standard Industries Inc. (A), 5.375%, 11/15/24	250,000	257,812
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22	250,000	277,500
		2,583,319
Information Technology - 9.0%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	405,500
Alliance Data Systems Corp. (A), 5.875%, 11/1/21	100,000	103,250
Belden Inc. (A), 5.5%, 9/1/22	500,000	516,250
Diebold Nixdorf Inc., 8.5%, 4/15/24	395,000	431,537
Hughes Satellite Systems Corp., 7.625%, 6/15/21	150,000	165,111
Micron Technology Inc. (A), 5.25%, 1/15/24	125,000	125,500
Western Digital Corp. (A), 7.375%, 4/1/23	150,000	165,000
Western Digital Corp. (A), 10.5%, 4/1/24	200,000	235,500
		2,147,648
Materials - 5.0%
ARD Finance S.A., PIK (A) (B), 7.125%, 9/15/23	250,000	254,063
Berry Plastics Corp., 5.5%, 5/15/22	275,000	286,000
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	550,000	517,000
US Concrete Inc., 6.375%, 6/1/24	125,000	132,031
		1,189,094
Telecommunication Services - 6.6%
Altice Luxembourg S.A. (A) (B), 7.625%, 2/15/25	250,000	264,375
Frontier Communications Corp., 6.25%, 9/15/21	400,000	374,000
GCI Inc., 6.875%, 4/15/25	150,000	156,000
Inmarsat Finance PLC (A) (B), 6.5%, 10/1/24	300,000	308,064

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

High Income Fund Portfolio of Investments (unaudited)

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 9/20/21		250,000	250,313
T-Mobile USA Inc., 6.633%, 4/28/21		200,000	208,500
			1,561,252
Utilities - 6.3%
AES Corp., 5.5%, 3/15/24		400,000	405,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.5%, 5/20/25		250,000	256,250
Calpine Corp., 5.5%, 2/1/24		250,000	243,750
Dynegy Inc., 7.625%, 11/1/24		150,000	142,875
NRG Energy Inc., 6.25%, 5/1/24		200,000	203,500
Talen Energy Supply LLC (A), 4.625%, 7/15/19		250,000	241,875
			1,493,250
Total Corporate Notes and Bonds ( Cost $19,709,326 )			20,313,149
		Shares
MUTUAL FUND - 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF		3,000	262,020
Total Mutual Funds ( Cost $258,107 )			262,020
SHORT-TERM INVESTMENTS - 12.2%
State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class		2,913,720	2,913,720
Total Short-Term Investments ( Cost $2,913,720 )			2,913,720
TOTAL INVESTMENTS - 98.6% ( Cost $22,881,153 )			23,488,889
NET OTHER ASSETS AND LIABILITIES - 1.4%			331,054
TOTAL NET ASSETS - 100.0%			$23,819,943

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 12.4% of total net assets.
ETF	Exchange Traded Fund.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 57.1%
Consumer Discretionary - 5.1%
Carnival Corp.	34,000	$1,882,920
Home Depot Inc./The	15,300	2,104,974
McDonald's Corp.	13,500	1,654,695
Omnicom Group Inc.	17,000	1,456,050
Tiffany & Co.	13,000	1,023,360
		8,121,999
Consumer Staples - 4.6%
JM Smucker Co./The	12,000	1,630,200
Nestle S.A., ADR	26,000	1,903,720
PepsiCo Inc.	15,000	1,556,700
Procter & Gamble Co./The	25,000	2,190,000
		7,280,620
Energy - 4.6%
Chevron Corp.	17,700	1,970,895
Exxon Mobil Corp.	34,500	2,894,205
Schlumberger Ltd.	29,000	2,427,590
		7,292,690
Financials - 10.2%
BB&T Corp.	33,500	1,547,365
Chubb Ltd.	11,000	1,446,390
CME Group Inc.	21,500	2,603,220
Northern Trust Corp.	16,000	1,327,360
PNC Financial Services Group Inc./The	22,000	2,650,120
Travelers Cos. Inc./The	17,000	2,002,260
US Bancorp	63,500	3,343,275
Wells Fargo & Co.	22,000	1,239,260
		16,159,250
Health Care - 7.1%
Amgen Inc.	11,000	1,723,480
Johnson & Johnson	24,500	2,774,625
Medtronic PLC	22,100	1,680,042
Merck & Co. Inc.	35,000	2,169,650
Pfizer Inc.	90,000	2,855,700
		11,203,497
Industrials - 10.4%
3M Co.	11,000	1,923,020
Boeing Co./The	12,700	2,075,434
Caterpillar Inc.	20,500	1,961,030
Emerson Electric Co.	31,500	1,847,790
General Electric Co.	82,500	2,450,250
Union Pacific Corp.	13,000	1,385,540

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

United Parcel Service Inc., Class B	20,300	2,215,339
United Technologies Corp.	24,000	2,632,080
		16,490,483
Information Technology - 9.9%
Accenture PLC, Class A	15,500	1,764,985
Apple Inc.	10,500	1,274,175
Automatic Data Processing Inc.	10,000	1,009,900
Cisco Systems Inc.	85,500	2,626,560
Microsoft Corp.	50,000	3,232,500
TE Connectivity Ltd.	31,500	2,342,025
Texas Instruments Inc.	31,000	2,341,740
Xilinx Inc.	18,500	1,076,700
		15,668,585
Materials - 1.7%
Monsanto Co.	10,000	1,083,100
Praxair Inc.	14,000	1,658,160
		2,741,260
Telecommunication Service - 1.6%
Verizon Communications Inc.	52,000	2,548,520

Utilities - 1.9%
Duke Energy Corp.	15,870	1,246,430
NextEra Energy Inc.	13,500	1,670,220
		2,916,650
Total Common Stocks ( Cost $68,742,806 )		90,423,554
	Par Value
ASSET BACKED SECURITIES - 1.8%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.138%, 9/21/30	$98,971	99,908
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	225,000	225,012
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	800,000	800,000
Chase Issuance Trust, Series 2007-A2, Class A2 (A), 0.818%, 4/15/19	200,000	199,999
Chase Issuance Trust, Series 2007-C1, Class C1 (A), 1.227%, 4/15/19	350,000	350,041
Chase Issuance Trust, Series 2017-C1, Class A (A), 1.08%, 1/18/22	200,000	200,000
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	23,125	23,114
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	8,636	8,635
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	11,739	11,734
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A4 (B), 1.43%, 5/21/21	300,000	300,109
Santander Drive Auto Receivables Trust, Series 2012-5, Class D, 3.3%, 9/17/18	230,050	230,855
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	168,061	168,546
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	75,000	75,768
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (B), 3.12%, 10/15/19	63,674	64,045
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	148,981	149,836
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	22,279	22,263
Total Asset Backed Securities ( Cost $2,933,950 )		2,929,865

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	200,000	210,269
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	250,000	268,613
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	118,712	132,276
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	464,944	467,794
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	349,210	355,319
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	406,565	425,721
Total Collateralized Mortgage Obligations ( Cost $1,890,261 )		1,859,992
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	263,268	267,224
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A), 1.112%, 1/25/23	3,898,920	201,480
Fannie Mae-Aces, Series 2013-M12, Class APT (A), 2.397%, 3/25/23	280,273	280,666
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.751%, 2/25/45	300,000	307,773
FREMF Mortgage Trust, Series 2012-K707, Class B (A) (B), 3.883%, 1/25/47	500,000	513,027
Total Commercial Mortgage-Backed Securities ( Cost $1,594,487 )		1,570,170
CORPORATE NOTES AND BONDS - 13.3%
Consumer Discretionary - 2.9%
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	527,982
Amazon.com Inc., 3.3%, 12/5/21	200,000	208,011
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	418,214
ERAC USA Finance LLC (B), 6.7%, 6/1/34	150,000	181,820
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	300,000	303,647
GameStop Corp. (B), 6.75%, 3/15/21	100,000	101,750
General Motors Financial Co. Inc., 3.2%, 7/6/21	300,000	298,580
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	131,250
Lennar Corp., 4.75%, 4/1/21	150,000	155,625
Marriott International Inc., 3.125%, 6/15/26	250,000	237,170
McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	318,730
Newell Brands Inc., 5.5%, 4/1/46	450,000	508,346
Omnicom Group Inc., 3.6%, 4/15/26	350,000	346,875
Priceline Group Inc./The, 3.6%, 6/1/26	250,000	249,938
Time Warner Inc., 4.75%, 3/29/21	400,000	428,161
Under Armour Inc., 3.25%, 6/15/26	100,000	92,917
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	155,647
		4,664,663
Consumer Staples - 0.6%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	250,000	267,526
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	250,000	239,316
CVS Health Corp., 5.125%, 7/20/45	250,000	274,958
Kraft Heinz Foods Co., 4.375%, 6/1/46	200,000	186,976
		968,776

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Energy - 2.6%
Antero Resources Corp., 5.625%, 6/1/23	150,000	153,000
BP Capital Markets PLC (C), 3.119%, 5/4/26	200,000	193,510
ConocoPhillips Co., 4.15%, 11/15/34	500,000	493,635
Energy Transfer Partners L.P., 5.2%, 2/1/22	200,000	215,837
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	491,482
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	304,090
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	229,229
Marathon Oil Corp., 6%, 10/1/17	300,000	308,010
Marathon Oil Corp., 2.7%, 6/1/20	300,000	298,005
Phillips 66, 4.65%, 11/15/34	500,000	523,488
Schlumberger Holdings Corp. (B), 4%, 12/21/25	300,000	313,610
Valero Energy Corp., 6.625%, 6/15/37	250,000	295,728
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	250,000	257,855
		4,077,479
Financials - 2.7%
Air Lease Corp., 3.75%, 2/1/22	300,000	307,937
American Express Credit Corp., MTN, 2.375%, 3/24/17	90,000	90,164
Bank of Montreal, MTN (C), 1.9%, 8/27/21	250,000	242,728
Berkshire Hathaway Inc., 3.125%, 3/15/26	100,000	99,153
Brookfield Finance Inc. (C), 4.25%, 6/2/26	125,000	124,130
Capital One Financial Corp., 2.45%, 4/24/19	200,000	201,586
CBOE Holdings Inc., 3.65%, 1/12/27	175,000	174,480
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	500,000	561,318
Huntington National Bank/The, 2.2%, 4/1/19	400,000	400,988
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	298,299
JPMorgan Chase & Co., 2.95%, 10/1/26	350,000	330,978
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	100,622
Morgan Stanley, 4.3%, 1/27/45	250,000	244,241
Nasdaq Inc., 3.85%, 6/30/26	50,000	49,806
New York Life Global Funding (B), 1.95%, 2/11/20	300,000	298,777
Regions Financial Corp., 3.2%, 2/8/21	250,000	254,369
Synchrony Financial, 3.75%, 8/15/21	250,000	256,777
Synchrony Financial, 3.7%, 8/4/26	250,000	242,007
		4,278,360
Health Care - 1.0%
AbbVie Inc., 4.45%, 5/14/46	200,000	187,364
Actavis Funding SCS (C), 4.75%, 3/15/45	150,000	147,923
HCA Inc., 3.75%, 3/15/19	150,000	152,625
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	268,635
Shire Acquisitions Investments Ireland DAC (C), 1.9%, 9/23/19	350,000	345,847
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	400,828
		1,503,222
Industrials - 0.5%
Fortive Corp. (B), 2.35%, 6/15/21	100,000	98,728
International Lease Finance Corp., 8.875%, 9/1/17	150,000	156,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Masco Corp., 4.375%, 4/1/26	150,000	153,993
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	272,818
United Rentals North America Inc., 4.625%, 7/15/23	150,000	153,187
		834,726
Information Technology - 2.2%
Analog Devices Inc., 5.3%, 12/15/45	225,000	248,191
Apple Inc., 2.4%, 5/3/23	450,000	440,227
Autodesk Inc., 4.375%, 6/15/25	250,000	256,831
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	471,454
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (B), 8.35%, 7/15/46	75,000	93,645
Fidelity National Information Services Inc., 3%, 8/15/26	175,000	164,682
Fiserv Inc., 2.7%, 6/1/20	250,000	252,486
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	175,000	185,187
Intel Corp., 4.9%, 7/29/45	250,000	278,376
International Business Machines Corp., 1.875%, 8/1/22	400,000	384,201
NVIDIA Corp., 2.2%, 9/16/21	100,000	97,535
Oracle Corp., 4%, 7/15/46	325,000	304,994
Thomson Reuters Corp. (C), 4.3%, 11/23/23	225,000	237,307
		3,415,116
Real Estate - 0.2%
Iron Mountain Inc. (B), 4.375%, 6/1/21	100,000	103,000
Welltower Inc., 4.5%, 1/15/24	200,000	211,143
		314,143
Telecommunication Services - 0.6%
AT&T Inc., 4.75%, 5/15/46	200,000	182,683
Frontier Communications Corp., 11%, 9/15/25	75,000	75,844
Harris Corp., 5.054%, 4/27/45	250,000	270,146
Verizon Communications Inc., 5.15%, 9/15/23	400,000	441,721
		970,394
Total Corporate Notes and Bonds ( Cost $20,519,710 )		21,026,879
LONG TERM MUNICIPAL BONDS - 3.4%
City of West Palm Beach FL Revenue, Series A, 3.998%, 10/1/35	500,000	473,205
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	500,000	558,315
County of Pima AZ, Series B, 3.325%, 12/1/25	500,000	478,780
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	500,000	552,475
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	414,596
Metropolitan Water District of Southern California Revenue, Series D, 6.538%, 7/1/39	500,000	551,095
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	546,080
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	325,000	350,844
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	350,000	384,412
State of Iowa Revenue, 6.75%, 6/1/34	250,000	275,220
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	500,000	538,135
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	200,000	203,436
Total Long Term Municipal Bonds ( Cost $5,391,682 )		5,326,593

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

MORTGAGE BACKED SECURITIES - 8.9%
Fannie Mae - 5.4%
3.5%, 8/1/26 Pool # AL0787	208,204	217,068
3%, 5/1/27 Pool # AL1715	263,413	271,178
3.5%, 5/1/28 Pool # AL3678	368,261	384,582
3.5%, 8/1/29 Pool # MA2003	236,660	246,757
3%, 9/1/30 Pool # 890696	275,109	282,467
3%, 12/1/30 Pool # AL8924	450,701	462,970
3%, 2/1/31 Pool # 890710	208,158	213,725
7%, 11/1/31 Pool # 607515	8,727	9,819
3.5%, 12/1/31 Pool # MA0919	407,899	423,684
7%, 5/1/32 Pool # 644591	1,905	2,047
5.5%, 10/1/33 Pool # 254904	64,889	72,674
7%, 7/1/34 Pool # 792636	4,998	5,192
4%, 2/1/35 Pool # MA2177	468,639	496,965
5%, 8/1/35 Pool # 829670	50,069	54,518
5%, 9/1/35 Pool # 820347	77,927	86,715
5%, 9/1/35 Pool # 835699	62,865	69,842
5%, 12/1/35 Pool # 850561	25,044	27,303
5.5%, 9/1/36 Pool # 831820	122,345	139,530
6%, 9/1/36 Pool # 831741	77,016	86,952
5.5%, 10/1/36 Pool # 901723	44,487	49,574
5.5%, 12/1/36 Pool # 903059	108,537	122,786
4.5%, 7/1/41 Pool # AB3274	222,922	240,901
5.5%, 7/1/41 Pool # AL6588	224,203	250,900
3.5%, 6/1/42 Pool # AO4134	341,081	350,413
4%, 6/1/42 Pool # MA1087	250,071	262,700
3.5%, 8/1/42 Pool # AO8100	220,429	226,415
3.5%, 8/1/42 Pool # AP2133	251,147	257,961
4%, 10/1/42 Pool # AP7363	463,077	486,803
3%, 2/1/43 Pool # AB8486	363,407	361,574
3%, 2/1/43 Pool # AB8563	220,026	218,914
3%, 2/1/43 Pool # AL3072	353,385	351,600
3%, 3/1/43 Pool # AB8818	361,728	359,901
3.5%, 3/1/43 Pool # AT0310	202,286	207,741
4%, 1/1/45 Pool # AS4257	183,288	192,971
4%, 1/1/45 Pool # MA2145	469,135	492,305
4.5%, 2/1/45 Pool # MA2193	359,497	386,716
3%, 1/1/47 Pool # BE0108	250,000	248,039
		8,622,202
Freddie Mac - 3.5%
4.5%, 2/1/25 Pool # J11722	55,822	58,800
4.5%, 5/1/25 Pool # J12247	46,460	49,160
3.5%, 1/1/29 Pool # J31950	432,774	452,052
8%, 6/1/30 Pool # C01005	1,374	1,586
2.5%, 3/1/31 Pool # G18590	216,108	216,254

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

2.5%, 9/1/31 Pool # G18611	240,154	240,316
6.5%, 1/1/32 Pool # C62333	40,100	45,202
5%, 10/1/39 Pool # G60465	554,077	605,715
3.5%, 11/1/40 Pool # G06168	357,354	366,975
4.5%, 9/1/41 Pool # Q03516	192,195	206,688
4%, 10/1/41 Pool # Q04092	273,533	288,550
3%, 8/1/42 Pool # G08502	303,721	302,306
3%, 9/1/42 Pool # C04233	309,832	308,405
3%, 4/1/43 Pool # V80025	370,792	369,063
3%, 4/1/43 Pool # V80026	364,489	362,790
3.5%, 8/1/44 Pool # Q27927	554,229	568,461
4%, 5/1/45 Pool # G08642	279,145	293,000
3.5%, 8/1/45 Pool # Q35614	438,338	448,546
3%, 10/1/46 Pool # G60722	320,463	317,278
		5,501,147
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	17,870	20,594
6.5%, 4/20/31 Pool # 3068	10,126	11,780
		32,374
Total Mortgage Backed Securities ( Cost $14,261,489 )		14,155,723
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.4%
Federal Home Loan Bank - 0.6%
1.000%, 6/1/23 (D)	500,000	496,802
1.750%, 12/21/23 (D)	400,000	397,550
		894,352
Freddie Mac - 0.1%
1.100%, 6/14/19 (D)	200,000	199,601

U.S. Treasury Bonds - 1.5%
6.625%, 2/15/27	860,000	1,177,965
3.000%, 5/15/42	500,000	497,207
2.500%, 2/15/45	250,000	223,232
2.500%, 5/15/46	100,000	88,977
2.250%, 8/15/46	500,000	420,547
		2,407,928
U.S. Treasury Notes - 8.2%
4.250%, 11/15/17	1,000,000	1,026,797
3.875%, 5/15/18	750,000	777,802
1.500%, 12/31/18	750,000	754,219
3.125%, 5/15/19	1,000,000	1,040,352
1.625%, 8/31/19	2,000,000	2,012,344
3.375%, 11/15/19	2,000,000	2,106,876
2.000%, 7/31/20	750,000	759,815
2.625%, 11/15/20	2,000,000	2,068,046

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

1.750%, 5/15/22		1,600,000	1,580,374
2.500%, 8/15/23		750,000	763,623
			12,890,248
Total U.S. Government and Agency Obligations ( Cost $16,201,777 )			16,392,129
		Shares
SHORT-TERM INVESTMENTS - 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class		4,857,086	4,857,086
Total Short-Term Investments ( Cost $4,857,086 )			4,857,086
TOTAL INVESTMENTS - 100.2% ( Cost $136,393,248 )			158,541,991
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(293,511)
TOTAL NET ASSETS - 100.0%			$158,248,480

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2017.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(D)	Stepped rate security. Rate shown is as of January 31, 2017.
ADR	American Depositary Receipt.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 75.1%
Consumer Discretionary - 10.4%
Discovery Communications Inc., Class A * (A)	33,800	$958,230
Discovery Communications Inc., Class C * (A)	36,000	997,560
Dollar General Corp. (A)	31,800	2,347,476
General Motors Co. (A)	91,600	3,353,476
Nordstrom Inc. (A)	34,300	1,516,746
Starbucks Corp. (A)	17,300	955,306
TJX Cos. Inc./The (A)	24,500	1,835,540
		11,964,334
Consumer Staples - 5.3%
CVS Health Corp. (A)	23,800	1,875,678
Diageo PLC, ADR (A)	13,000	1,456,390
JM Smucker Co./The (A)	20,000	2,717,000
		6,049,068
Energy - 10.7%
Apache Corp. (A)	19,700	1,178,454
Baker Hughes Inc. (A)	41,300	2,605,204
Marathon Petroleum Corp. (A)	65,300	3,137,665
National Oilwell Varco Inc. (A)	28,500	1,077,585
Occidental Petroleum Corp. (A)	31,400	2,127,978
Range Resources Corp. (A)	64,900	2,098,866
		12,225,752
Financials - 6.3%
Bank of America Corp. (A)	48,800	1,104,832
JPMorgan Chase & Co. (A)	13,200	1,117,116
PNC Financial Services Group Inc./The (A)	12,400	1,493,704
State Street Corp. (A)	19,200	1,463,040
T. Rowe Price Group Inc. (A)	31,100	2,097,384
		7,276,076
Health Care - 15.7%
Agilent Technologies Inc. (A)	23,400	1,145,898
Allergan PLC *	10,200	2,232,678
Baxter International Inc. (A)	49,700	2,381,127
Biogen Inc. * (A)	7,800	2,162,472
Celgene Corp. *	10,000	1,161,500
Cerner Corp. * (A)	40,200	2,159,142
Express Scripts Holding Co. * (A)	33,700	2,321,256
Gilead Sciences Inc.	41,200	2,984,940
McKesson Corp. (A)	10,500	1,461,075
		18,010,088
Industrials - 4.0%
FedEx Corp. (A)	6,000	1,134,660
PACCAR Inc. (A)	10,100	679,831
United Technologies Corp. (A)	25,000	2,741,750
		4,556,241

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Information Technology - 17.3%
Alphabet Inc., Class C * (A)	2,700	2,151,333
Apple Inc.	14,300	1,735,305
Intel Corp. (A)	59,900	2,205,518
Microsoft Corp. (A)	17,400	1,124,910
Nuance Communications Inc. *	11,000	174,460
Oracle Corp. (A)	55,600	2,230,116
PayPal Holdings Inc. * (A)	63,900	2,541,942
QUALCOMM Inc. (A)	58,800	3,141,684
Visa Inc., Class A (A)	38,200	3,159,522
Xilinx Inc. (A)	24,600	1,431,720
		19,896,510
Materials - 1.9%
Dow Chemical Co./The (A)	37,200	2,218,236

Real Estate - 2.2%
American Tower Corp. (A)	24,000	2,484,000

Utilities - 1.3%
NRG Energy Inc. (A)	90,300	1,493,562
Total Common Stocks ( Cost $90,376,181 )		86,173,867
EXCHANGE TRADED FUNDS - 6.3%
SPDR Gold Shares * (A)	$16,400	1,895,020
SPDR S&P 500 ETF Trust	12,500	2,844,125
Vanguard Total Stock Market ETF (A)	21,300	2,501,898
Total Exchange Traded Funds ( Cost $7,277,746 )		7,241,043
	Contracts
PUT OPTION PURCHASED - 0.6%
S&P 500 Index, Put, Mar 2017, $2,230 (A)	380	742,900
Total Put Options Purchased ( Cost $593,195 )		742,900
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.4%
U.S. Treasury Bill (B) (C), 0.126%, 3/23/17	$5,000,000	4,997,469
Total U.S. Government and Agency Obligations ( Cost $4,997,469 )		4,997,469
	Shares
SHORT-TERM INVESTMENTS - 21.4%
State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class	24,594,408	24,594,408
Total Short-Term Investments ( Cost $24,594,408 )		24,594,408
TOTAL INVESTMENTS - 107.8% ( Cost $127,838,999 )		123,749,687
NET OTHER ASSETS AND LIABILITIES - (6.1%)		(7,011,496)
TOTAL CALL & PUT OPTIONS WRITTEN - (1.7%)		(1,917,360)
TOTAL NET ASSETS - 100.0%		$114,820,831

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities are segregated as collateral for put options written. As of January 31, 2017, the total amount segregated was $4,997,466.
(C)	Rate noted represents annualized yield at time of purchase.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Agilent Technologies Inc.	74	February 2017	$45.00	$(30,340)
Agilent Technologies Inc.	160	May 2017	50.00	(34,800)
Allergan PLC	52	February 2017	200.00	(103,870)
Allergan PLC	50	February 2017	225.00	(16,750)
Alphabet Inc., Class C	14	February 2017	810.00	(8,610)
Alphabet Inc., Class C	13	March 2017	820.00	(12,740)
American Tower Corp.	120	April 2017	110.00	(12,000)
American Tower Corp.	120	April 2017	115.00	(3,900)
Apache Corp.	197	April 2017	65.00	(25,610)
Apple Inc.	143	April 2017	125.00	(33,534)
Baker Hughes Inc.	213	February 2017	62.50	(32,270)
Baker Hughes Inc.	200	April 2017	65.00	(38,500)
Bank of America Corp.	73	April 2017	24.00	(3,978)
Baxter International Inc.	240	February 2017	45.00	(73,560)
Baxter International Inc.	257	May 2017	47.50	(55,769)
Biogen Inc.	78	February 2017	300.00	(8,775)
Celgene Corp.	100	February 2017	125.00	(2,150)
Cerner Corp.	202	March 2017	52.50	(56,560)
Cerner Corp.	200	March 2017	55.00	(30,000)
CVS Health Corp.	120	February 2017	80.00	(15,780)
CVS Health Corp.	118	March 2017	85.00	(5,959)
Diageo PLC	130	April 2017	110.00	(47,450)
Discovery Communications Inc., Class A	338	April 2017	30.00	(32,110)
Discovery Communications Inc., Class C	135	March 2017	30.00	(6,075)
Dollar General Corp.	158	February 2017	77.50	(6,715)
Dollar General Corp.	160	March 2017	72.50	(64,800)
Dow Chemical Co./The	123	February 2017	60.00	(9,409)
Dow Chemical Co./The	147	March 2017	57.50	(44,909)
Express Scripts Holding Co.	102	March 2017	75.00	(7,140)
Express Scripts Holding Co.	78	April 2017	75.00	(10,374)
FedEx Corp.	60	February 2017	195.00	(7,590)
General Motors Co.	32	February 2017	37.00	(2,576)
General Motors Co.	54	February 2017	38.00	(2,430)
General Motors Co.	300	March 2017	37.00	(35,250)
General Motors Co.	380	March 2017	38.00	(28,880)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

General Motors Co.	43	June 2017	40.00	(3,956)
Gilead Sciences Inc.	212	February 2017	80.00	(4,134)
Gilead Sciences Inc.	200	March 2017	75.00	(29,700)
Intel Corp.	303	February 2017	36.00	(29,088)
JM Smucker Co./The	91	February 2017	135.00	(28,438)
JM Smucker Co./The	109	March 2017	135.00	(41,420)
JPMorgan Chase & Co.	132	April 2017	90.00	(14,190)
Marathon Petroleum Corp.	200	February 2017	50.00	(15,000)
Marathon Petroleum Corp.	159	February 2017	52.50	(3,975)
Marathon Petroleum Corp.	267	March 2017	52.50	(16,687)
Marathon Petroleum Corp.	27	April 2017	55.00	(1,687)
McKesson Corp.	50	February 2017	150.00	(750)
McKesson Corp.	55	March 2017	160.00	(825)
Microsoft Corp.	174	March 2017	65.00	(19,575)
National Oilwell Varco Inc.	285	February 2017	41.00	(7,125)
Nordstrom Inc.	343	March 2017	47.50	(44,419)
NRG Energy Inc.	300	March 2017	17.00	(25,500)
Occidental Petroleum Corp.	142	February 2017	75.00	(781)
Oracle Corp.	281	March 2017	40.00	(29,927)
Oracle Corp.	275	April 2017	41.00	(24,063)
PACCAR Inc.	101	February 2017	61.90	(55,550)
PayPal Holdings Inc.	150	February 2017	42.50	(975)
PayPal Holdings Inc.	160	March 2017	42.00	(6,080)
PayPal Holdings Inc.	199	April 2017	41.00	(20,995)
PNC Financial Services Group Inc./The	124	February 2017	115.00	(75,330)
Range Resources Corp.	152	February 2017	37.00	(3,040)
Range Resources Corp.	172	March 2017	42.00	(2,150)
SPDR S&P 500 ETF Trust	110	February 2017	229.00	(12,925)
Starbucks Corp.	173	March 2017	57.50	(5,709)
State Street Corp.	41	February 2017	82.50	(635)
State Street Corp.	151	May 2017	82.50	(23,707)
T. Rowe Price Group Inc.	146	February 2017	75.00	(730)
T. Rowe Price Group Inc.	165	April 2017	75.00	(7,012)
TJX Cos. Inc./The	52	March 2017	77.50	(5,330)
TJX Cos. Inc./The	193	April 2017	77.50	(28,950)
United Technologies Corp.	65	February 2017	115.00	(455)
United Technologies Corp.	185	May 2017	115.00	(24,790)
Vanguard Total Stock Market ETF	213	March 2017	119.00	(18,105)
Visa Inc., Class A	194	March 2017	82.50	(43,650)
Visa Inc., Class A	188	March 2017	85.00	(21,432)
Xilinx Inc.	125	March 2017	60.00	(14,187)
Total Call Options Written ( Premiums received $1,941,671 )				$(1,624,140)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Put Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
CVS Health Corp.	103	February 2017	$70.00	$(1,133)
S&P 500 Index, Put, Mar 2017, $2,230	380	March 2017	2,130.00	(277,400)
Visa Inc., Class A	125	March 2017	80.00	(14,687)
Total Put Options Written ( Premiums received $282,978 )				$(293,220)
Total Options Written, at Value ( Premiums received $2,224,649 )				$(1,917,360)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.9%
Consumer Discretionary - 9.1%
Carnival Corp.	37,500	$2,076,750
Home Depot Inc./The	17,500	2,407,650
McDonald's Corp.	16,000	1,961,120
Omnicom Group Inc.	21,000	1,798,650
Tiffany & Co.	15,500	1,220,160
		9,464,330
Consumer Staples - 8.0%
JM Smucker Co./The	14,000	1,901,900
Nestle S.A., ADR	28,000	2,050,160
PepsiCo Inc.	17,500	1,816,150
Procter & Gamble Co./The	29,000	2,540,400
		8,308,610
Energy - 7.8%
Chevron Corp.	20,500	2,282,675
Exxon Mobil Corp.	37,000	3,103,930
Schlumberger Ltd.	33,000	2,762,430
		8,149,035
Financials - 17.9%
BB&T Corp.	37,000	1,709,030
Chubb Ltd.	13,000	1,709,370
CME Group Inc.	25,000	3,027,000
Northern Trust Corp.	17,000	1,410,320
PNC Financial Services Group Inc./The	25,700	3,095,822
Travelers Cos. Inc./The	19,500	2,296,710
US Bancorp	74,000	3,896,100
Wells Fargo & Co.	26,000	1,464,580
		18,608,932
Health Care - 11.7%
Amgen Inc.	12,000	1,880,160
Johnson & Johnson	27,500	3,114,375
Medtronic PLC	24,000	1,824,480
Merck & Co. Inc.	38,500	2,386,615
Pfizer Inc.	94,000	2,982,620
		12,188,250
Industrials - 18.4%
3M Co.	12,500	2,185,250
Boeing Co./The	15,000	2,451,300
Caterpillar Inc.	23,500	2,248,010
Emerson Electric Co.	36,000	2,111,760
General Electric Co.	97,000	2,880,900
Union Pacific Corp.	15,500	1,651,990

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Dividend Income Fund Portfolio of Investments (unaudited)

	United Parcel Service Inc., Class B	23,500	2,564,555
	United Technologies Corp.	27,500	3,015,925
			19,109,690
	Information Technology - 17.3%
	Accenture PLC, Class A	18,000	2,049,660
	Apple Inc.	12,000	1,456,200
	Automatic Data Processing Inc.	11,500	1,161,385
	Cisco Systems Inc.	96,500	2,964,480
	Microsoft Corp.	57,000	3,685,050
	TE Connectivity Ltd.	36,000	2,676,600
	Texas Instruments Inc.	35,500	2,681,670
	Xilinx Inc.	23,000	1,338,600
			18,013,645
	Materials - 3.1%
	Monsanto Co.	12,000	1,299,720
	Praxair Inc.	16,000	1,895,040
			3,194,760
	Telecommunication Service - 2.6%
	Verizon Communications Inc.	56,500	2,769,065

	Utilities - 3.0%
	Duke Energy Corp.	17,000	1,335,180
	NextEra Energy Inc.	14,500	1,793,940
			3,129,120
Total Common Stocks ( Cost $91,884,044 )			102,935,437
	SHORT-TERM INVESTMENTS - 1.0%
	State Street Institutional U.S. Government Money Market Fund, 0.48%, Premier Class	1,042,323	1,042,323
Total Short-Term Investments ( Cost $1,042,323 )			1,042,323
TOTAL INVESTMENTS - 99.9% ( Cost $92,926,367 )			103,977,760
NET OTHER ASSETS AND LIABILITIES - 0.1%			79,690
TOTAL NET ASSETS - 100.0%			$104,057,450

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.8%
Consumer Discretionary - 4.5%
General Motors Co.	132,000	$4,832,520

Energy - 16.2%
Apache Corp.	66,000	3,948,120
Baker Hughes Inc.	69,500	4,384,060
Chevron Corp.	19,200	2,137,920
Marathon Petroleum Corp.	88,500	4,252,425
National Oilwell Varco Inc.	67,000	2,533,270
		17,255,795
Financials - 25.5%
Capital Markets - 2.9%
Bank of New York Mellon Corp./The	69,500	3,108,735

Commercial Banks - 13.9%
Bank of America Corp.	209,500	4,743,080
JPMorgan Chase & Co.	71,000	6,008,730
US Bancorp	76,500	4,027,725
		14,779,535
Diversified Financial Services - 4.8%
Berkshire Hathaway Inc., Class B *	14,500	2,380,030
Nasdaq Inc.	38,500	2,715,790
		5,095,820
Insurance - 3.9%
American International Group Inc.	64,000	4,112,640
		27,096,730
Health Care - 4.2%
Baxter International Inc.	93,500	4,479,585

Industrials - 16.9%
Caterpillar Inc.	39,000	3,730,740
FedEx Corp.	21,300	4,028,043
General Dynamics Corp.	15,500	2,806,740
Jacobs Engineering Group Inc. *	81,500	4,771,825
Republic Services Inc.	46,000	2,639,480
		17,976,828
Information Technology - 8.4%
Cisco Systems Inc.	54,000	1,658,880
Microsoft Corp.	47,500	3,070,875
TE Connectivity Ltd.	56,000	4,163,600
		8,893,355

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Large Cap Value Fund Portfolio of Investments (unaudited)

Materials - 7.4%
Dow Chemical Co./The	86,500	5,157,995
Nucor Corp.	46,000	2,672,140
		7,830,135
Real Estate - 6.3%
Digital Realty Trust Inc.	33,000	3,551,790
Weyerhaeuser Co.	100,000	3,133,000
		6,684,790
Telecommunication Service - 4.6%
T-Mobile U.S. Inc. *	78,000	4,857,060

Utilities - 3.8%
NRG Energy Inc.	244,000	4,035,760
Total Common Stocks ( Cost $89,053,955 )		103,942,558
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class	2,242,716	2,242,716
Total Short-Term Investments ( Cost $2,242,716 )		2,242,716
TOTAL INVESTMENTS - 99.9% ( Cost $91,296,671 )		106,185,274
NET OTHER ASSETS AND LIABILITIES - 0.1%		70,384
TOTAL NET ASSETS - 100.0%		$106,255,658

* Non-income producing.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.9%
Consumer Discretionary - 13.3%
CarMax Inc. *	149,010	$9,940,457
Discovery Communications Inc., Class C *	350,828	9,721,444
Dollar General Corp.	145,018	10,705,229
TJX Cos. Inc./The	106,692	7,993,364
		38,360,494
Consumer Staples - 10.3%
Diageo PLC, ADR	112,569	12,611,105
JM Smucker Co./The	89,102	12,104,507
Nestle S.A., ADR	66,004	4,832,813
		29,548,425
Energy - 1.3%
Schlumberger Ltd.	43,534	3,644,231

Financials - 17.5%
Berkshire Hathaway Inc., Class B *	89,324	14,661,641
Brookfield Asset Management Inc., Class A	338,409	11,702,183
Markel Corp. *	9,546	8,830,050
US Bancorp	285,858	15,050,424
		50,244,298
Health Care - 16.1%
Danaher Corp.	151,167	12,685,935
Johnson & Johnson	112,502	12,740,851
Novartis AG, ADR	121,055	8,948,386
Varex Imaging Corp. *	53,044	1,525,003
Varian Medical Systems Inc. *	132,609	10,297,089
		46,197,264
Industrials - 8.5%
Copart Inc. *	124,228	7,048,697
Fortive Corp.	53,183	2,941,552
Jacobs Engineering Group Inc. *	161,496	9,455,591
PACCAR Inc.	74,604	5,021,595
		24,467,435
Information Technology - 18.9%
Accenture PLC, Class A	75,612	8,609,938
Alphabet Inc., Class C *	10,666	8,498,562
CDW Corp.	187,139	9,639,530
Oracle Corp.	291,539	11,693,629
TE Connectivity Ltd.	111,583	8,296,196
Visa Inc., Class A	92,774	7,673,338
		54,411,193

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Investors Fund Portfolio of Investments (unaudited)

Materials - 4.3%
PPG Industries Inc.		122,619	12,263,126

Real Estate - 3.7%
American Tower Corp.		103,351	10,696,829
Total Common Stocks ( Cost $211,835,424 )			269,833,295
SHORT-TERM INVESTMENTS - 6.1%
State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class		17,469,972	17,469,972
Total Short-Term Investments ( Cost $17,469,972 )			17,469,972
TOTAL INVESTMENTS - 100.0% ( Cost $229,305,396 )			287,303,267
NET OTHER ASSETS AND LIABILITIES – (0.0%)			(105,794)
TOTAL NET ASSETS - 100.0%			$287,197,473

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 90.9%
Consumer Discretionary - 28.8%
Media - 14.3%
Discovery Communications Inc., Class C *	296,404	$8,213,355
Liberty Broadband Corp., Class C *	170,319	14,535,023
Liberty Global PLC, Series C *	385,594	13,545,917
Omnicom Group Inc.	123,058	10,539,918
		46,834,213
Multiline Retail - 2.4%
Dollar General Corp.	107,265	7,918,302

Specialty Retail - 12.1%
CarMax Inc. *	188,253	12,558,358
Ross Stores Inc.	192,537	12,728,621
Sally Beauty Holdings Inc. *	480,778	11,442,516
Tiffany & Co.	33,062	2,602,641
		39,332,136
		94,084,651
Consumer Staples - 0.8%
Brown-Forman Corp., Class B	53,938	2,459,573

Energy - 3.7%
Oceaneering International Inc.	108,340	3,017,269
World Fuel Services Corp.	202,192	8,993,500
		12,010,769
Financials - 21.5%
Arch Capital Group Ltd. *	121,244	10,711,908
Brookfield Asset Management Inc., Class A	352,833	12,200,965
Brown & Brown Inc.	284,696	11,994,243
Glacier Bancorp Inc.	134,279	4,770,933
M&T Bank Corp.	28,588	4,647,551
Markel Corp. *	16,701	15,448,425
WR Berkley Corp.	153,592	10,322,918
		70,096,943
Health Care - 6.8%
DaVita Inc. *	186,358	11,880,322
Laboratory Corp. of America Holdings *	77,442	10,393,491
		22,273,813
Industrials - 12.9%
Copart Inc. *	227,782	12,924,351
Expeditors International of Washington Inc.	217,987	11,352,763
Fastenal Co.	156,189	7,759,469
IHS Markit Ltd. *	257,316	10,151,116
		42,187,699

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Mid Cap Fund Portfolio of Investments (unaudited)

	Information Technology - 6.0%
	Amphenol Corp., Class A	109,088	7,362,349
	CDW Corp.	233,659	12,035,775
			19,398,124
	Materials - 6.6%
	Axalta Coating Systems Ltd. *	387,200	11,228,800
	Crown Holdings Inc. *	191,302	10,362,829
			21,591,629
	Real Estate - 3.8%
	American Tower Corp.	60,375	6,248,813
	Crown Castle International Corp.	70,712	6,210,635
			12,459,448
Total Common Stocks ( Cost $197,511,750 )			296,562,649
	SHORT-TERM INVESTMENTS - 9.0%
	State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class	29,438,322	29,438,322
Total Short-Term Investments ( Cost $29,438,322 )			29,438,322
TOTAL INVESTMENTS - 99.9% ( Cost $226,950,072 )			326,000,971
NET OTHER ASSETS AND LIABILITIES - 0.1%			331,786
TOTAL NET ASSETS - 100.0%			$326,332,757

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.3%
Consumer Discretionary - 3.6%
Cato Corp./The, Class A	35,869	$910,714
DSW Inc., Class A	34,340	726,634
Fred's Inc., Class A	93,630	1,364,189
Helen of Troy Ltd. *	7,490	698,817
Stage Stores Inc.	74,990	209,972
		3,910,326
Consumer Staples - 4.1%
C&C Group PLC	319,309	1,362,576
Cranswick PLC	54,317	1,582,540
Smart & Final Stores Inc. *	102,960	1,477,476
		4,422,592
Energy - 4.4%
Dorian LPG Ltd. *	67,040	758,222
Era Group Inc. *	38,250	598,995
Resolute Energy Corp. *	12,120	557,399
Scorpio Tankers Inc.	226,720	868,338
SEACOR Holdings Inc. *	22,480	1,653,853
Tesco Corp. *	46,105	396,503
		4,833,310
Financials - 20.1%
First Busey Corp.	46,547	1,361,500
First Midwest Bancorp Inc.	104,840	2,545,515
Flushing Financial Corp.	46,380	1,261,536
Great Western Bancorp Inc.	45,648	1,951,452
Hancock Holding Co.	51,970	2,382,824
International Bancshares Corp.	68,760	2,550,996
Kemper Corp.	28,270	1,221,264
MB Financial Inc.	47,780	2,127,643
Northwest Bancshares Inc.	125,700	2,145,699
Solar Capital Ltd.	42,625	904,503
State National Cos. Inc.	20,060	276,026
Webster Financial Corp.	59,810	3,141,221
		21,870,179
Health Care - 8.4%
Allscripts Healthcare Solutions Inc. *	133,530	1,563,636
Charles River Laboratories International Inc. *	16,750	1,353,400
Corvel Corp. *	22,920	878,982
Envision Healthcare Corp. *	17,030	1,158,040
Haemonetics Corp. *	42,250	1,684,085
ICU Medical Inc. *	8,710	1,194,141
Natus Medical Inc. *	13,700	534,985
Phibro Animal Health Corp., Class A	26,970	720,099
		9,087,368

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Small Cap Fund Portfolio of Investments (unaudited)

Industrials - 31.6%
Aerospace & Defense - 1.9%
Cubic Corp.	44,120	2,097,906

Air Freight & Logistics - 1.0%
Forward Air Corp.	21,310	1,026,929

Building Products - 1.1%
Tyman PLC	358,387	1,203,771

Commercial Services & Supplies - 7.4%
ACCO Brands Corp. *	130,730	1,666,808
Essendant Inc.	73,680	1,539,175
Matthews International Corp., Class A	27,790	1,874,435
SP Plus Corp. *	70,140	1,942,878
Steelcase Inc., Class A	59,080	992,544
		8,015,840
Construction & Engineering - 1.2%
Primoris Services Corp.	53,810	1,335,564

Electrical Equipment - 2.3%
Babcock & Wilcox Enterprises Inc. *	55,590	925,018
Thermon Group Holdings Inc. *	74,100	1,538,316
		2,463,334
Machinery - 11.2%
Albany International Corp., Class A	52,310	2,482,109
CIRCOR International Inc.	20,990	1,307,257
ESCO Technologies Inc.	38,200	2,223,240
Luxfer Holdings PLC, ADR	68,741	750,652
Mueller Industries Inc.	84,510	3,402,373
TriMas Corp. *	95,340	2,030,742
		12,196,373
Professional Services - 4.0%
FTI Consulting Inc. *	47,860	2,016,821
Huron Consulting Group Inc. *	23,870	1,081,311
Mistras Group Inc. *	54,390	1,255,321
		4,353,453
Trading Companies & Distributors - 1.5%
GATX Corp.	28,320	1,637,462
		34,330,632
Information Technology - 8.7%
Belden Inc.	39,432	3,015,365
Coherent Inc. *	1,470	231,863

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Small Cap Fund Portfolio of Investments (unaudited)

	CTS Corp.	47,530	1,021,895
	Diebold Nixdorf Inc.	48,670	1,323,824
	Forrester Research Inc.	41,300	1,685,040
	ScanSource Inc. *	24,000	949,200
	WNS Holdings Ltd., ADR *	43,460	1,236,003
			9,463,190
	Materials - 6.5%
	Deltic Timber Corp.	21,870	1,661,464
	Greif Inc., Class A	37,430	2,155,219
	Multi Packaging Solutions International Ltd. *	60,400	1,076,328
	Sensient Technologies Corp.	28,910	2,218,843
			7,111,854
	Real Estate - 5.0%
	Corporate Office Properties Trust, REIT	35,990	1,145,202
	DiamondRock Hospitality Co., REIT	88,254	994,623
	Education Realty Trust Inc., REIT	29,963	1,204,812
	Ramco-Gershenson Properties Trust, REIT	53,840	875,438
	Summit Hotel Properties Inc., REIT	75,400	1,193,582
			5,413,657
	Utilities - 2.9%
	New Jersey Resources Corp.	21,530	811,681
	Spire Inc.	16,590	1,078,350
	WGL Holdings Inc.	15,610	1,279,083
			3,169,114
Total Common Stocks ( Cost $83,350,333 )			103,612,222
	SHORT-TERM INVESTMENTS - 5.0%
	State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class	5,467,900	5,467,900
Total Short-Term Investments ( Cost $5,467,900 )			5,467,900
TOTAL INVESTMENTS - 100.3% ( Cost $88,818,233 )			109,080,122
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(327,727)
TOTAL NET ASSETS - 100.0%			$108,752,395

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.3%
Australia - 1.5%
Caltex Australia Ltd.	20,255	$439,336

Belgium - 3.4%
Anheuser-Busch InBev S.A.	7,765	805,960
KBC Group N.V.	3,297	213,618
		1,019,578
Brazil - 1.1%
BB Seguridade Participacoes S.A.	38,200	338,346

Canada - 5.9%
Canadian National Railway Co.	5,580	387,824
MacDonald Dettwiler & Associates Ltd.	4,305	238,433
National Bank of Canada	13,700	591,377
Suncor Energy Inc.	18,380	570,080
		1,787,714
Denmark - 1.1%
Carlsberg AS, Class B	3,808	343,847

Finland - 2.0%
Sampo Oyj, Class A	13,310	616,393

France - 9.5%
Air Liquide S.A.	4,616	498,297
Cap Gemini S.A.	6,797	553,017
Cie Generale des Etablissements Michelin	3,888	417,107
Valeo S.A.	12,881	785,913
Vinci S.A.	8,803	616,734
		2,871,068
Germany - 2.5%
SAP SE	8,189	748,131

Ireland - 2.2%
James Hardie Industries PLC	20,775	325,829
Ryanair Holdings PLC, ADR *	4,167	348,611
		674,440
Italy - 0.8%
Azimut Holding SpA	13,742	246,252

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

International Stock Fund Portfolio of Investments (unaudited)

Japan - 18.8%
ABC-Mart Inc.	5,200	302,117
Daiwa House Industry Co. Ltd.	28,450	772,038
Don Quijote Holdings Co. Ltd.	18,400	667,328
Hoshizaki Corp.	2,800	228,394
Isuzu Motors Ltd.	38,500	518,971
Japan Tobacco Inc.	10,600	341,723
KDDI Corp.	15,700	421,318
Makita Corp.	6,400	444,956
Seven & I Holdings Co. Ltd.	12,700	507,168
Sony Corp.	23,400	709,399
Sumitomo Mitsui Financial Group Inc.	14,100	555,833
United Arrows Ltd.	6,600	186,467
		5,655,712
Luxembourg - 0.7%
RTL Group S.A.	2,690	204,925

Netherlands - 3.7%
Airbus SE	3,294	223,167
Koninklijke Ahold Delhaize N.V.	4,624	98,310
Koninklijke KPN N.V.	82,461	237,140
Wolters Kluwer N.V.	14,694	560,807
		1,119,424
Norway - 2.7%
Statoil ASA	20,680	384,613
Telenor ASA	26,665	422,215
		806,828
Philippines - 0.3%
Alliance Global Group Inc.	363,200	91,521

Singapore - 0.5%
DBS Group Holdings Ltd.	11,700	157,483

Spain - 0.9%
Red Electrica Corp. S.A.	14,906	265,985

Sweden - 4.8%
Assa Abloy AB, Class B	30,932	585,604
Nordea Bank AB	29,846	360,659
Swedbank AB, Class A	20,078	507,511
		1,453,774
Switzerland - 2.9%
Novartis AG	12,012	879,460

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

International Stock Fund Portfolio of Investments (unaudited)

	Taiwan - 2.4%
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,300	720,203

	Turkey - 0.6%
	Turkiye Garanti Bankasi AS	85,223	187,921

	United Kingdom - 27.0%
	Aon PLC	5,360	604,072
	BHP Billiton PLC	42,763	773,315
	British American Tobacco PLC	14,713	906,846
	BT Group PLC	70,563	269,722
	Diageo PLC	16,101	446,320
	Direct Line Insurance Group PLC	46,508	207,700
	Howden Joinery Group PLC	43,657	207,270
	Informa PLC	38,080	312,338
	Provident Financial PLC	8,151	279,420
	Prudential PLC	48,346	931,751
	RELX PLC	30,960	554,225
	Royal Dutch Shell PLC, Class A	30,145	814,383
	Shire PLC	13,881	764,761
	Unilever PLC	9,532	387,018
	Wolseley PLC	10,893	672,425
			8,131,566
Total Common Stocks ( Cost $23,904,684 )			28,759,907
	SHORT-TERM INVESTMENTS - 4.0%
	United States - 4.0%
	State Street Institutional U.S. Government Money Market Fund, 0.47%, Premier Class	1,194,492	1,194,492
Total Short-Term Investments ( Cost $1,194,492 )			1,194,492
TOTAL INVESTMENTS - 99.3% ( Cost $25,099,176 )			29,954,399
NET OTHER ASSETS AND LIABILITIES - 0.7%			199,754
TOTAL NET ASSETS - 100.0%			$30,154,153

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/17
Energy	7.4%
Consumer Staples	12.7%
Financials	19.0%
Industrials	13.3%
Materials	5.4%
Information Technology	6.7%
Consumer Discretionary	17.4%
Real Estate	2.6%
Telecommunication Services	4.5%
Utilities	0.9%
Health Care	5.4%
Money Market Funds	4.0%
Net Other Assets and Liabilities	0.7%
100.0%
GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/17
United Kingdom	27.0%
Japan	18.8%
France	9.5%
Canada	5.9%
Sweden	4.8%
United States	4.0%
Netherlands	3.7%
Belgium	3.4%
Switzerland	2.9%
Norway	2.7%
Germany	2.5%
Taiwan	2.4%
Ireland	2.2%
Finland	2.0%
Australia	1.5%
Brazil	1.1%
Denmark	1.1%
Spain	0.9%
Italy	0.8%
Luxembourg	0.7%
Turkey	0.6%
Singapore	0.5%
Philippines	0.3%
Other Net Assets	0.7%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs"), listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply and demand, tax code and regulatory environment. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Notes to Portfolios of Investments (unaudited)

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of January 31, 2017, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of January 31, 2017, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	01/31/17
Conservative Allocation	$71,365,861	$–	$–	$71,365,861
Moderate Allocation	140,662,928	–	–	140,662,928
Aggressive Allocation	61,256,154	–	–	61,256,154
Government Money Market[2]	526,205	17,292,948	–	17,819,153
Tax-Free Virginia
Municipal Bonds	–	20,973,691	–	20,973,691
Tax-Free National
Municipal Bonds	–	25,831,128	–	25,831,128
High Quality Bond
Corporate Notes and Bonds	–	39,131,117	–	39,131,117
U.S. Government and Agency Obligations	–	58,422,927	–	58,422,927
Short-Term Investments	9,353,465	–	–	9,353,465
	9,353,465	97,554,044	–	106,907,509
Core Bond
Asset Backed Securities	–	7,767,829	–	7,767,829
Collateralized Mortgage Obligations	–	6,296,088	–	6,296,088

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Notes to Portfolios of Investments (unaudited)

Commercial Mortgage-Backed Securities	–	6,557,905	–	6,557,905
Corporate Notes and Bonds	–	71,112,695	–	71,112,695
Long Term Municipal Bonds	–	17,631,625	–	17,631,625
Mortgage Backed Securities	–	47,755,811	–	47,755,811
U.S. Government and Agency Obligations	–	50,715,159	–	50,715,159
Short-Term Investments	5,633,720	–	–	5,633,720
	5,633,720	207,837,112	–	213,470,832
Corporate Bond
Corporate Notes and Bonds	–	22,119,108	–	22,119,108
Long Term Municipal Bonds	–	651,430	–	651,430
Short-Term Investments	385,992	–	–	385,992
	385,992	22,770,538	–	23,156,530
High Income
Corporate Notes and Bonds	–	20,313,149	–	20,313,149
Mutual Funds	262,020	–	–	262,020
Short-Term Investments	2,913,720	–	–	2,913,720
	3,175,740	20,313,149	–	23,488,889
Diversified Income
Common Stocks	90,423,554	–	–	90,423,554
Asset Backed Securities	–	2,929,865	–	2,929,865
Collateralized Mortgage Obligations	–	1,859,992	–	1,859,992
Commercial Mortgage-Backed Securities	–	1,570,170	–	1,570,170
Corporate Notes and Bonds	–	21,026,879	–	21,026,879
Long Term Municipal Bonds	–	5,326,593	–	5,326,593
Mortgage Backed Securities	–	14,155,723	–	14,155,723
U.S. Government and Agency Obligations	–	16,392,129	–	16,392,129
Short-Term Investments	4,857,086	–	–	4,857,086
	95,280,640	63,261,351	–	158,541,991
Covered Call & Equity Income
Assets:
Common Stocks	86,173,867	–	–	86,173,867
Exchange Traded Funds	7,241,043	–	–	7,241,043
Put Options Purchased	742,900	–	–	742,900
U.S. Government and Agency Obligations	–	4,997,469	–	4,997,469
Short-Term Investments	24,594,408	–	–	24,594,408
	118,752,218	4,997,469	–	123,749,687
Liabilities:
Options Written	1,917,360	–	–	1,917,360

Dividend Income
Common Stocks	102,935,437	–	–	102,935,437
Short-Term Investments	1,042,323	–	–	1,042,323
	103,977,760	–	–	103,977,760
Large Cap Value
Common Stocks	103,942,558	–	–	103,942,558

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Notes to Portfolios of Investments (unaudited)

Short-Term Investments	2,242,716	–	–	2,242,716
	106,185,274	–	–	106,185,274
Investors
Common Stocks	269,833,295	–	–	269,833,295
Short-Term Investments	17,469,972	–	–	17,469,972
	287,303,267	–	–	287,303,267
Mid Cap
Common Stocks	296,562,649	–	–	296,562,649
Short-Term Investments	29,438,322	–	–	29,438,322
	326,000,971	–	–	326,000,971
Small Cap
Common Stocks	99,463,335	4,148,887	–	103,612,222
Short-Term Investments	5,467,900	–	–	5,467,900
	104,931,235	4,148,887	–	109,080,122
International Stock
Common Stocks
Australia	–	439,336	–	439,336
Belgium	–	1,019,578	–	1,019,578
Brazil	–	338,346	–	338,346
Canada	–	1,787,714	–	1,787,714
Denmark	–	343,847	–	343,847
Finland	–	616,393	–	616,393
France	–	2,871,068	–	2,871,068
Germany	–	748,131	–	748,131
Ireland	348,611	325,829	–	674,440
Italy	–	246,252	–	246,252
Japan	–	5,655,712	–	5,655,712
Luxembourg	–	204,925	–	204,925
Netherlands	–	1,119,424	–	1,119,424
Norway	–	806,828	–	806,828
Philippines	–	91,521	–	91,521
Singapore	–	157,483	–	157,483
Spain	–	265,985	–	265,985
Sweden	–	1,453,774	–	1,453,774
Switzerland	–	879,460	–	879,460
Taiwan	720,203	–	–	720,203
Turkey	–	187,921	–	187,921
United Kingdom	604,072	7,527,494	–	8,131,566
Short-Term Investments	1,194,492	–	–	1,194,492
	2,867,378	27,087,021	–	29,954,399

1See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2At January 31, 2017, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Notes to Portfolios of Investments (unaudited)

and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of January 31, 2017 and their effects:

		Asset		Liability
		Derivatives		Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income	Equity contracts, options purchased	$742,900	Equity contracts, options written	$1,917,360

3. Federal Income Tax Information: At January 31, 2017, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation Fund	$1,538,287	$547,792	$990,495
Moderate Allocation Fund	7,601,375	553,162	7,048,213
Aggressive Allocation Fund	4,710,285	175,959	4,534,326
Government Money Market	–	–	–
Tax-Free Virginia Fund	560,905	147,405	413,500
Tax-Free National Fund	950,867	106,932	843,934
High Quality Bond Fund	437,084	503,902	(66,818)
Core Bond Fund	3,868,454	1,909,682	1,958,772
Corporate Bond Fund	527,302	171,742	355,560
High Income Fund	849,702	241,966	607,736
Diversified Income Fund	23,017,886	869,143	22,148,743
Covered Call & Equity Income	1,414,074	5,503,386	(4,089,312)
Dividend Income Fund	11,303,658	252,265	11,051,393
Large Cap Value Fund	15,265,941	377,338	14,888,603
Investors Fund	57,997,871	–	57,997,871
Mid Cap Fund	102,548,205	3,497,306	99,050,899
Small Cap Fund	24,874,735	4,612,845	20,261,890
International Stock Fund	5,495,695	640,472	4,855,223

4. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Notes to Portfolios of Investments (unaudited)

regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise bond prices fall; generally the longer a bond's maturity, the more sensitive it is to the risk. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund's share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. The Trust will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Notes to Portfolios of Investments (unaudited)

prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Notes to Portfolios of Investments (unaudited)

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2017

Notes to Portfolios of Investments (unaudited)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds®

By: /s/ Lisa R. Lange
Lisa R. Lange, Chief Legal Officer & Chief Compliance Officer

Date: March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: March 22, 2017

By: /s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: March 22, 2017

See accompanying Notes to Portfolios of Investments.